UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22227

                      IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611
                      Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
                      Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2013
IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

Shareholder Letter (unaudited)

Dear Shareholder:

For the six months ended October 31, 2013, we saw widely disparate performance across different asset classes. Despite the partial shutdown of the U.S. government, a near technical default by the Treasury Department, and the prospect of decreases in the rate of bond purchases by the U.S. Federal Reserve, U.S. equity markets continued to move towards historically high levels. Likewise, international developed equity markets were up sharply on improved economic stability and a better economic outlook in Europe. Emerging markets, however, followed a different path, as concerns about slowing growth in China and elsewhere weighed heavily on emerging market equities.

With yields on the 10 Year U.S. Treasury bonds nearly doubling during this time period off of historically low levels, fixed income instruments did not fare well. U.S. bond prices broadly were negative. Long dated U.S. Treasury bonds were particularly weak over this time period. Developed international bonds fared better as they were aided by a relatively stronger Euro. Emerging market sovereign bonds were not quite as fortunate, as their declines were even larger than what we saw in the U.S.

With economic activity continuing its slow recovery, inflation remained very low. This fact, coupled with higher interest rates, caused inflation-sensitive commodities to fall. Both gold and silver suffered double digit declines as investor expectations for future inflation remained quite modest. The real estate market continued its recovery as home prices in the U.S. advanced by double digits for the 12 months ending October 31. However, almost paradoxically, exchange listed real estate investments were lower as the yield on other assets moved higher.

During the challenging market environment, many of IndexIQ’s ETFs continued to gain significant traction. Our flagship multi-strategy liquid alternative asset fund, the IQ Hedge Multi-Strategy Tracker ETF (ticker QAI), is still being used as the core of investors’ alternative asset exposure, in lieu of or in complement to traditional hedge fund exposure. QAI is also being used increasingly as a fixed income alternative. The IQ Hedge Macro Tracker ETF (ticker MCRO) seeks to provide investors a means of gaining exposure, in a hedged manner, to capitalize on global macro trends. Similarly, the IQ Hedge Market Neutral Tracker ETF (ticker QMN) seeks to provide investors with the risk-return characteristics of hedge funds utilizing a market neutral strategy. The IQ Real Return ETF (ticker CPI) is designed to provide a hedge to the rate of inflation, targeting a real return above the returns of the Consumer Price Index. Given today’s low interest rate environment, and CPI’s low volatility profile, CPI also is being used as a vehicle to potentially generate a return on long-term cash holdings.

With the growing importance of commodity and natural resources exposure, investors have adopted the IQ Global Resources ETF (ticker GRES) as a core alternative asset holding. GRES provides investors, through investments in equities, with exposure to eight sectors, including the core commodity asset classes as well as timber, water and coal. For investors interested in specific commodity-oriented sectors, IndexIQ offers the IQ Global Agribusiness Small Cap ETF (Ticker CROP) and IQ Global Oil Small Cap ETF (Ticker IOIL). An alternative way to gain access to the commodity-rich economies of Canada and Australia is through the IQ Canada Small Cap ETF and IQ Australia Small Cap ETF, respectively. Similarly, IndexIQ’s IQ U.S. Real Estate Small Cap ETF (Ticker ROOF) provides investors access to the small cap U.S. real estate sector uniquely through an ETF.

Investors have recognized that having a well-diversified portfolio is critical to better long-term investment returns. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because of our focus on bringing a different approach to the alternative investment segment of the marketplace. One leading example of this philosophy is QAI, which was launched by IndexIQ in March 2009 and will achieve its five-year anniversary as of March 25, 2014. The Fund’s performance has demonstrated why a multi-asset class, hedged approach can be attractive during volatile market conditions.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
5

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 05/01/13 to 10/31/13” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/13	Annualized Expense Ratios for the Period 05/01/13 to 10/31/13	Expenses* Paid for Period 05/01/13 to 10/31/13
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,019.01	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$ 987.36	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$ 998.44	0.75%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Real Return ETF
Actual	$1,000.00	$ 985.29	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
IQ Global Resources ETF
Actual	$1,000.00	$1,021.05	0.75%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,044.53	0.75%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Australia Small Cap ETF
Actual	$1,000.00	$ 952.66	0.69%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ Canada Small Cap ETF
Actual	$1,000.00	$1,045.52	0.69%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,055.65	0.75%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$1,083.68	0.76%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$ 941.73	0.69%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
7

Portfolio Summaries
October 31, 2013 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF Net Assets ($ mil): $538.5
Industry	% of Net Assets
Aggregate Bond Funds	26.5%
U.S. Large Cap Equity Funds	14.8
Money Market Fund	13.7
Short-Term Treasury Bond Funds	12.8
Equity Funds	10.8
Treasury Inflation-Protected
Securities Bond Fund	7.4
Corporate Bond Funds	6.8
U.S. Small Cap Equity Fund	3.3
International Bond Funds	2.0
Currency Fund	1.7
Commodity Funds	1.0
Real Estate Fund	0.8
Emerging Equity Funds	0.6
Currency Harvest Fund	0.7
Total Investments	102.9
Liabilities in Excess of Other Assets	(2.9)
Total Net Assets	100.0%

IQ Hedge Macro Tracker ETF Net Assets ($ mil): $35.9
Industry	% of Net Assets
Short-Term Treasury Bond Funds	32.2%
Money Market Fund	30.6
Corporate Bond Funds	19.6
Emerging Equity Funds	12.4
Debt Fund	9.0
U.S. Small Cap Equity Fund	8.4
Currency Harvest Funds	7.5
Currency Fund	6.9
Commodity Funds	2.9
Total Investments	129.5
Liabilities in Excess of Other Assets	(29.5)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF Net Assets ($ mil): $19.2
Industry	% of Net Assets
Short-Term Treasury Bond Funds	41.4%
Equity Funds	17.3
Treasury Inflation-Protected
Securities Bond Fund	15.9
Aggregate Bond Funds	14.6
Money Market Fund	7.8
U.S. Small Cap Equity Fund	3.2
Currency Harvest Fund	0.1
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Total Net Assets	100.0%

IQ Real Return ETF Net Assets ($ mil): $50.9
Industry	% of Net Assets
Short-Term Treasury Bond Funds	66.5%
Money Market Fund	15.9
Real Estate Funds	10.2
U.S. Large Cap Equity Funds	9.9
Intermediate-Term Treasury Bond Funds	7.4
Commodity Fund	2.7
Long-Term Bond Fund	2.5
Total Investments	115.1
Liabilities in Excess of Other Assets	(15.1)
Total Net Assets	100.0%

IQ Global Resources ETF Net Assets ($ mil): $81.5
Industry	% of Net Assets
Precious Metals	19.5%
Industrial Metals	19.3
Coal	16.0
Grains Food Fiber	14.3
Livestock	10.7
Money Market Fund	9.3
Water	5.5
Energy	3.4
Timber	2.3
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Total Net Assets	100.0%

8

Portfolio Summaries (continued)
October 31, 2013 (unaudited)

IQ Merger Arbitrage ETF Net Assets ($ mil): $22.7
Industry	% of Net Assets
Health Care	20.9%
Money Market Fund	15.7
Consumer Cyclicals	12.2
Technology	10.5
Consumer Staples	7.8
Communication Services	6.5
Transportation	6.4
Financials	5.2
Utilities	3.8
Capital Goods	3.0
Energy	1.7
Basic Materials	1.0
Total Investments	94.7
Other Assets in Excess of Liabilities	5.3
Total Net Assets	100.0%

IQ Australia Small Cap ETF Net Assets ($ mil): $10.2
Industry	% of Net Assets
Consumer Discretionary	23.9%
Materials	19.9
Industrials	16.2
Financials	10.4
Money Market Fund	8.5
Energy	7.9
Health Care	7.4
Telecommunication Services	3.5
Information Technology	3.2
Consumer Staples	2.9
Utilities	2.9
Total Investments	106.7
Liabilities in Excess of Other Assets	(6.7)
Total Net Assets	100.0%

IQ Canada Small Cap ETF Net Assets ($ mil): $16.7
Industry	% of Net Assets
Materials	31.4%
Energy	32.0
Industrials	15.4
Financials	7.3
Oil, Gas & Consumable Fuels	3.3
Money Market Fund	6.5
Utilities	2.3
Consumer Discretionary	2.2
Telecommunication Services	1.7
Metals & Mining	0.7
Consumer Staples	1.5
Health Care	0.5
Information Technology	0.7
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF Net Assets ($ mil): $37.6
Industry	% of Net Assets
Crop Production and Farming	44.4%
Livestock Operations	15.7
Agricultural Supplies and Logistics	13.4
Agricultural Chemicals	11.4
Agricultural Machinery	9.4
Money Market Fund	5.9
Biofuels	3.4
Total Investments	103.6
Liabilities in Excess of Other Assets	(3.6)
Total Net Assets	100.0%

9

Portfolio Summaries (continued)
October 31, 2013 (unaudited)

IQ Global Oil Small Cap ETF Net Assets ($ mil): $2.1
Industry	% of Net Assets
Exploration & Production	45.1%
Refining & Marketing	36.6
Equipment, Services & Drilling	13.5
Energy	3.9
Money Market Fund	1.5
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF Net Assets ($ mil): $40.4
Industry	% of Net Assets
Mortgage REITs	24.2%
Office REITs	19.7
Retail REITs	16.3
Specialized REITs	14.1
Hotel REITs	10.6
Diversified REITs	9.8
Money Market Fund	5.0
Residential REITs	4.0
Total Investments	103.7
Liabilities in Excess of Other Assets	(3.7)
Total Net Assets	100.0%

10

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
October 31, 2013 (unaudited)

	Shares	Value
Investment Companies — 89.2%
Aggregate Bond Funds — 26.5%
iShares Core Total US Bond Market ETF	595,213	$64,241,339
SPDR Barclays Aggregate Bond ETF(a)	54,387	3,109,849
Vanguard Total Bond Market ETF	928,297	75,563,376
Total Aggregate Bond Funds		142,914,564
Commodity Funds — 1.0%
iShares Silver Trust*	19,235	405,858
PowerShares DB Commodity Index
Tracking Fund*(a)	198,576	5,113,332
Total Commodity Funds		5,519,190
Corporate Bond Funds — 6.8%
PowerShares Senior Loan Portfolio(a)	1,464,257	36,357,501
Currency Funds — 1.7%
CurrencyShares Japanese Yen Trust*(a)	24,161	2,401,120
WisdomTree Emerging Currency
Fund*(a)	340,306	6,959,258
Total Currency Funds		9,360,378
Currency Harvest Fund — 0.7%
PowerShares DB G10 Currency
Harvest Fund*(a)	143,587	3,701,673
Emerging Equity Funds — 0.6%
iShares MSCI Emerging Markets ETF	35,587	1,511,024
Vanguard FTSE Emerging Markets ETF	43,950	1,840,186
Total Emerging Equity Funds		3,351,210
Equity Funds — 10.8%
iShares MSCI EAFE ETF	649,109	42,763,301
Vanguard FTSE Developed
Markets ETF	371,342	15,169,321
Total Equity Funds		57,932,622
International Bond Funds — 2.0%
iShares J.P. Morgan USD Emerging
Markets Bond ETF(a)	66,409	7,394,642
PowerShares Emerging Markets
Sovereign Debt Portfolio(a)	123,113	3,436,084
Total International Bond Funds		10,830,726
Real Estate Fund — 0.8%
SPDR Dow Jones International
Real Estate ETF	97,805	4,220,286

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds — 12.8%
iShares 1-3 Year Treasury Bond ETF(a)	247,956	$20,954,762
iShares Short Treasury Bond ETF	88,725	9,781,044
SPDR Barclays 1-3 Month T-Bill ETF*(a)	81,884	3,748,649
Vanguard Short-Term Bond ETF	427,696	34,450,913
Total Short-Term Treasury Bond Funds		68,935,368
Treasury Inflation-Protected Securities
Bond Fund — 7.4%
iShares TIPS Bond ETF	353,990	39,976,091
U.S. Large Cap Equity Funds — 14.8%
iShares Russell 1000 Growth ETF(a)	774,344	63,178,727
SPDR S&P 500 ETF Trust	93,359	16,405,977
Total U.S. Large Cap Equity Funds		79,584,704
U.S. Small Cap Equity Fund — 3.3%
iShares Russell 2000 ETF(a)	163,748	17,886,194
Total Investment Companies — 89.2%
(Cost $465,862,008)		480,570,507
Short-Term Investment — 8.8%
Money Market Fund — 8.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $47,065,818)	47,065,818	47,065,818
Investment of Cash Collateral For
Securities Loaned — 4.9%
Money Market Fund — 4.9%
BNY Mellon Overnight Government
Fund, 0.09%(c)
(Cost $26,395,899)	26,395,899	26,395,899
Total Investments — 102.9%
(Cost $539,323,725)		$554,032,224
Liabilities in Excess of
Other Assets — (2.9)%(d)		(15,505,667)
Net Assets — 100.0%		$538,526,557

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $25,782,123; total market value of collateral held by the Fund was $26,395,899.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

See notes to financial statements.

11

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
October 31, 2013 (unaudited)

Open futures contracts outstanding at October 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)
E-Mini Future Euro FX Future	Morgan Stanley	December 2013	(178)	$(14,755,165)	$(15,121,100)	$(365,935)
Gold 100 Oz Future	Morgan Stanley	December 2013	(41)	(5,436,787)	(5,427,170)	9,617
						$(356,318)

Cash posted as collateral to broker for futures contracts was $550,500 at October 31, 2013.

Total return swap contracts outstanding at October 31, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
iPath S&P 500 VIX Mid-Term Futures ETN	(2.75)%	4/14/2014	$(2,391,993)	$—
iShares U.S. Real Estate ETF	(0.71)%	4/14/2014	(17,575,083)	—
SPDR Barclays Convertible Securities ETF	0.58%	4/14/2014	36,641,853	—
				$—

Cash posted as collateral to broker for swap contracts was $9,509,380 at October 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2013.

See notes to financial statements.

12

Schedules of Investments — IQ Hedge Macro Tracker ETF
October 31, 2013 (unaudited)

	Shares	Value
Investment Companies — 98.9%
Commodity Funds — 2.9%
PowerShares DB Commodity Index
Tracking Fund*	18,007	$463,680
PowerShares DB Gold Fund*(a)	12,504	557,429
Total Commodity Funds		1,021,109
Corporate Bond Funds — 19.6%
iShares Credit Bond ETF	3,357	363,966
iShares iBoxx $ Investment Grade
Corporate Bond ETF	57,672	6,643,814
Total Corporate Bond Funds		7,007,780
Currency Fund — 6.9%
Market Vectors Emerging Markets Local
Currency Bond ETF(a)	100,264	2,482,537
Currency Harvest Funds — 7.5%
CurrencyShares Euro Trust(a)	19,079	2,562,119
PowerShares DB G10 Currency
Harvest Fund*	5,455	140,630
Total Currency Harvest Funds		2,702,749
Debt Fund — 9.0%
WisdomTree Emerging Markets Local
Debt Fund(a)	67,442	3,237,890
Emerging Equity Funds — 12.4%
iShares MSCI Emerging Markets ETF	22,444	952,972
SPDR S&P Emerging Markets
SmallCap ETF	49,355	2,332,517
Vanguard FTSE Emerging Markets ETF	27,718	1,160,553
Total Emerging Equity Funds		4,446,042
Short-Term Treasury Bond Funds — 32.2%
iShares 1-3 Year Treasury Bond ETF(a)	41,510	3,508,010
iShares Short Treasury Bond ETF	14,854	1,637,505
SPDR Barclays 1-3 Month T-Bill ETF*(a)	13,708	627,552
Vanguard Short-Term Bond ETF	71,599	5,767,300
Total Short-Term Treasury Bond Funds		11,540,367

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Equity Fund — 8.4%
iShares Russell 2000 ETF(a)	27,591	$3,013,765
Total Investment Companies — 98.9%
(Cost $35,352,590)		35,452,239
Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $309,185)	309,185	309,185
Investment of Cash Collateral For
Securities Loaned — 29.7%
Money Market Fund — 29.7%
BNY Mellon Overnight Government
Fund, 0.09%(c)
(Cost $10,663,127)	10,663,127	10,663,127
Total Investments — 129.5%
(Cost $46,324,902)		$46,424,551
Liabilities in Excess of Other
Assets — (29.5)%(d)		(10,570,610)
Net Assets — 100.0%		$35,853,941

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,345,650; total market value of collateral held by the Fund was $10,663,127.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on futures and swap contracts.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2013	Unrealized Depreciation
E-Mini Future Japanese Yen FX Future	Morgan Stanley	December 2013	(4)	$(253,124)	$(254,300)	$(1,176)

Cash posted as collateral to the broker for futures contracts was $7,000 at October 31, 2013.

Total return swap contract outstanding at October 31, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
Pro-Shares VIX Mid-Term ETF	0.58%	6/05/2014	$261,806	$—

Cash posted as collateral to the broker for swap contracts was $113,760 at October 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2013.

See notes to financial statements.

13

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
October 31, 2013 (unaudited)

	Shares	Value
Investment Companies — 92.5%
Aggregate Bond Funds — 14.6%
iShares Core Total US Bond Market ETF	11,679	$1,260,514
SPDR Barclays Aggregate Bond ETF(a)	1,067	61,011
Vanguard Total Bond Market ETF	18,214	1,482,620
Total Aggregate Bond Funds		2,804,145
Currency Harvest Fund — 0.1%
PowerShares DB G10 Currency
Harvest Fund*	1,115	28,745
Equity Funds — 17.3%
iShares MSCI EAFE ETF	37,281	2,456,072
Vanguard FTSE Developed
Markets ETF	21,327	871,208
Total Equity Funds		3,327,280
Short-Term Treasury Bond Funds — 41.4%
iShares 1-3 Year Treasury Bond ETF	28,683	2,424,000
iShares Short Treasury Bond ETF(a)	10,264	1,131,503
SPDR Barclays 1-3 Month T-Bill ETF*(a)	9,472	433,628
Vanguard Short-Term Bond ETF	49,475	3,985,212
Total Short-Term Treasury Bond Funds		7,974,343
Treasury Inflation-Protected Securities
Bond Fund — 15.9%
iShares TIPS Bond ETF	27,103	3,060,742
U.S. Small Cap Equity Fund — 3.2%
iShares Russell 2000 ETF(a)	5,555	606,773
Total Investment Companies — 92.5%
(Cost $17,695,503)		17,802,028

	Shares	Value
Short-Term Investment — 6.0%
Money Market Fund — 6.0%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $1,144,242)	1,144,242	$1,144,242
Investment of Cash Collateral For
Securities Loaned — 1.8%
Money Market Fund — 1.8%
BNY Mellon Overnight
Government Fund, 0.09%(c)
(Cost $352,840)	352,840	352,840
Total Investments — 100.3%
(Cost $19,192,585)		$19,299,110
Liabilities in Excess of Other
Assets — (0.3)%(d)		(61,748)
Net Assets — 100.0%		$19,237,362

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $345,247; total market value of collateral held by the Fund was $352,840.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2013	Unrealized Depreciation
E-Mini Future Euro FX Future	Morgan Stanley	December 2013	(1)	$(82,894)	$(84,950)	$(2,056)
Mini MSCI Emerging Market Index Future	Morgan Stanley	December 2013	(18)	(896,340)	(921,510)	(25,170)
						$(27,226)

Cash posted as collateral to the broker for futures contracts was $61,280 at October 31, 2013.

Total return swap contract outstanding at October 31, 2013:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
SPDR Barclays Capital Convertible Securities ETF	0.58%	7/06/2020	$945,113	$—

Cash posted as collateral to the broker for swap contract was $207,654 at October 31, 2013.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2013.

See notes to financial statements.

14

Schedules of Investments — IQ Real Return ETF
October 31, 2012 (unaudited)

	Shares	Value
Investment Companies — 99.2%
Commodity Fund — 2.7%
PowerShares DB Gold Fund*(a)	30,865	$1,375,962
Intermediate-Term Treasury Bond
Funds — 7.4%
iShares 3-7 Year Treasury Bond ETF	10,315	1,256,780
iShares 7-10 Year Treasury Bond ETF	24,514	2,518,813
Total Intermediate-Term Treasury
Bond Funds		3,775,593
Long-Term Bond Fund — 2.5%
iShares 20+ Year Treasury Bond ETF(a)	11,763	1,266,169
Real Estate Funds — 10.2%
iShares U.S. Real Estate ETF(a)	14,458	956,686
SPDR Dow Jones REIT ETF(a)	6,144	466,207
Vanguard REIT ETF	54,962	3,798,973
Total Real Estate Funds		5,221,866
Short-Term Treasury Bond Funds — 66.5%
iShares Short Treasury Bond ETF(a)	221,925	24,465,012
SPDR Barclays 1-3 Month T-Bill ETF*(a)	204,805	9,375,973
Total Short-Term Treasury Bond Funds		33,840,985
U.S. Large Cap Equity Funds — 9.9%
iShares Core S&P 500 ETF	49	8,658
SPDR S&P 500 ETF Trust	28,627	5,030,623
Total U.S. Large Cap Equity Funds		5,039,281
Total Investment Companies — 99.2%
(Cost $50,038,526)		50,519,856

	Shares	Value
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $402,544)	402,544	$402,544
Investment of Cash Collateral For
Securities Loaned — 15.1%
Money Market Fund — 15.1%
BNY Mellon Overnight
Government Fund, 0.09%(c)
(Cost $7,663,967)	7,663,967	7,663,967
Total Investments — 115.1%
(Cost $58,105,037)		$58,586,367
Liabilities in Excess of Other
Assets — (15.1)%		(7,680,839)
Net Assets — 100.0%		$50,905,528

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,485,028; total market value of collateral held by the Fund was $7,663,967.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

15

Schedules of Investments — IQ Global Resources ETF
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks — 90.9%
Australia — 10.4%
BHP Billiton Ltd.	171,570	$6,118,553
Fortescue Metals Group Ltd.	100,972	498,156
Iluka Resources Ltd.	14,087	137,399
Newcrest Mining Ltd.	95,683	933,252
PanAust Ltd.	74,756	142,996
Regis Resources Ltd.	63,356	209,382
Whitehaven Coal Ltd.*(a)	284,652	436,673
Woodside Petroleum Ltd.	716	26,321
Total Australia		8,502,732
Canada — 15.5%
Agnico-Eagle Mines Ltd.	21,675	643,485
Alamos Gold, Inc.	16,696	265,926
B2Gold Corp.*	78,418	194,005
Barrick Gold Corp.	125,402	2,438,656
Canadian Natural Resources Ltd.	977	31,001
Canfor Corp.*	5,836	120,934
Centerra Gold, Inc.	28,611	114,406
China Gold International Resources
Corp., Ltd.*	50,080	134,462
Domtar Corp. ADR	1,442	122,152
Eldorado Gold Corp.	87,096	587,127
Enbridge, Inc.	675	29,256
Goldcorp, Inc.	101,772	2,591,997
Husky Energy, Inc.	903	25,665
IAMGOLD Corp.	47,863	244,628
Imperial Oil Ltd.	703	30,692
Kinross Gold Corp.	144,189	732,801
New Gold, Inc.*	58,680	344,366
Norbord, Inc.	1,888	53,589
Osisko Mining Corp.*	54,898	267,949
Pan American Silver Corp.	19,233	204,345
Resolute Forest Products*	3,801	60,778
Silver Wheaton Corp.	45,104	1,023,312
Suncor Energy, Inc.	1,273	46,252
Teck Resources Ltd., Class B	19,397	518,940
TransCanada Corp.	602	27,126
West Fraser Timber Co., Ltd.	1,761	161,384
Westshore Terminals Investment Corp.	21,415	704,969
Yamana Gold, Inc.	90,439	896,715
Total Canada		12,616,918
Finland — 0.4%
UPM-Kymmene Oyj	22,160	352,781
France — 1.3%
GDF Suez	2,090	52,110
Suez Environnement Co.	26,415	461,638
Total SA	2,000	123,075
Veolia Environnement	26,350	452,084
Total France		1,088,907
Germany — 0.3%
Suedzucker AG	6,950	224,213

	Shares	Value
Common Stocks (continued)
Hong Kong — 1.8%
Beijing Enterprises Water Group Ltd.(a)	392,672	$174,734
China Modern Dairy Holdings Ltd.*(a)	1,164,882	542,396
CNOOC Ltd.	39,417	80,938
Lee & Man Paper Manufacturing Ltd.	198,422	142,296
Shougang Fushan Resources
Group Ltd.(a)	1,542,308	519,205
Total Hong Kong		1,459,569
Ireland — 0.5%
Kerry Group PLC, Class A	6,059	388,508
Italy — 0.1%
Eni SpA	3,220	81,642
Japan — 3.0%
Ajinomoto Co., Inc.	21,504	300,938
Dowa Holdings Co., Ltd.	9,579	90,215
Itoham Foods, Inc.	54,394	229,529
Maruha Nichiro Holdings, Inc.	122,298	234,349
Mitsubishi Materials Corp.	44,413	173,379
Mitsui & Co., Ltd.(a)	1,566	22,346
Nippon Meat Packers, Inc.	48,304	706,023
Nippon Paper Industries Co., Ltd.	5,297	84,387
Nisshin Seifun Group, Inc.	9,245	100,168
Nissin Foods Holdings Co., Ltd.	3,675	157,323
Sumitomo Metal Mining Co., Ltd.	17,782	246,131
Toyo Suisan Kaisha Ltd.	3,556	113,085
Total Japan		2,457,873
Netherlands — 1.2%
Nutreco NV	16,796	824,655
Royal Dutch Shell PLC, Class A	5,675	189,523
Total Netherlands		1,014,178
New Zealand — 0.3%
Fletcher Building Ltd.	27,848	230,281
Norway — 0.4%
Norsk Hydro ASA	68,559	306,615
Statoil ASA	2,820	66,852
Total Norway		373,467
Singapore — 1.9%
Golden Agri-Resources Ltd.	436,596	211,197
Olam International Ltd.	80,959	100,517
People’s Food Holdings Ltd.	276,207	264,995
Sakari Resources Ltd.*	240,456	358,644
Wilmar International Ltd.	217,694	607,265
Total Singapore		1,542,618
Spain — 0.2%
Ebro Foods SA	5,290	119,671
Repsol SA	1,167	31,382
Total Spain		151,053
Sweden — 6.5%
AarhusKarlshamn AB	1,393	82,555
Boliden AB	9,218	131,481
Holmen AB, B Shares	3,535	117,614
Sandvik AB	364,851	4,944,705
Total Sweden		5,276,355

See notes to financial statements.

16

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland — 1.8%
Aryzta AG*	3,127	$234,124
Barry Callebaut AG*	176	184,250
Lindt & Spruengli AG	75	317,211
Pentair Ltd.	10,482	703,237
Total Switzerland		1,438,822
United Kingdom — 11.2%
African Barrick Gold Ltd. PLC(a)	48,455	149,857
Anglo American PLC	46,768	1,115,792
Antofagasta PLC	33,084	454,456
Associated British Foods PLC	27,081	986,335
BG Group PLC	3,021	61,810
BP PLC	16,893	131,006
Centrica PLC	4,635	26,316
Eurasian Natural Resources Corp.*	41,513	150,230
Evraz PLC*	43,734	82,910
Hochschild Mining PLC	43,252	115,004
Pennon Group PLC	18,550	202,955
Polymetal International PLC	48,173	463,982
Randgold Resources Ltd.	11,970	892,319
Rio Tinto PLC	61,922	3,141,703
Severn Trent PLC	12,359	368,726
Tate & Lyle PLC	15,817	201,133
United Utilities Group PLC	35,570	402,599
Vedanta Resources PLC	9,116	155,685
Total United Kingdom		9,102,818
United States — 34.1%
Alcoa, Inc.	35,694	330,883
Alpha Natural Resources, Inc.*(a)	64,570	451,990
American Water Works Co., Inc.	9,219	395,219
Anadarko Petroleum Corp.	458	43,643
Apache Corp.	384	34,099
Aqua America, Inc.	8,963	225,688
Arch Coal, Inc.(a)	62,170	263,601
Archer-Daniels-Midland Co.	22,192	907,653
Bunge Ltd.	4,882	400,959
Chevron Corp.	1,692	202,972
Cliffs Natural Resources, Inc.(a)	4,561	117,126
Cloud Peak Energy, Inc.*	17,101	266,947
Coeur d’Alene Mines Corp.*	11,421	139,450
ConAgra Foods, Inc.	13,672	434,906
ConocoPhillips	1,082	79,311
CONSOL Energy, Inc.	65,985	2,408,453
EOG Resources, Inc.	194	34,610
Exxon Mobil Corp.	3,899	349,428
Flowers Foods, Inc.	6,846	173,478
Flowserve Corp.	7,130	495,321
Freeport-McMoRan Copper
Gold, Inc.	31,914	1,173,159
General Mills, Inc.	21,952	1,106,820
Halliburton Co.	760	40,303
Hershey Co.	7,554	749,659
Hess Corp.	344	27,933
Hillshire Brands Co.	4,192	137,623
Hormel Foods Corp.	64,125	2,786,872
IDEX Corp.	4,221	291,882
Ingredion, Inc.	2,631	173,015
J.M. Smucker Co.	3,599	400,245
Joy Global, Inc.	29,801	1,691,207

	Shares	Value
Common Stocks (continued)
United States (continued)
KapStone Paper And
Packaging Corp.	1,869	$97,113
Kellogg Co.	12,235	773,864
Kinder Morgan, Inc.	943	33,297
Louisiana-Pacific Corp.*	5,668	96,413
Marathon Oil Corp.	601	21,191
MeadWestvaco Corp.	7,175	250,049
Mondelez International, Inc., Class A	60,472	2,034,278
National Oilwell Varco, Inc.	412	33,446
Newmont Mining Corp.	64,353	1,754,263
Occidental Petroleum Corp.	674	64,758
Peabody Energy Corp.	77,505	1,509,797
Phillips 66	542	34,921
Royal Gold, Inc.	8,159	391,958
Schlumberger Ltd.	1,152	107,965
Seaboard Corp.	278	758,940
Southern Copper Corp.	28,241	789,336
Tyson Foods, Inc., Class A	85,081	2,354,191
Williams Cos., Inc. (The)	611	21,819
Xylem, Inc.	9,586	330,717
Total United States		27,792,771
Total Common Stocks — 90.9%
(Cost $76,380,299)		74,095,506
Short-Term Investment — 7.5%
Money Market Fund — 7.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $6,101,238)	6,101,238	6,101,238
Investment of Cash Collateral For
Securities Loaned — 1.9%
Money Market Fund — 1.9%
BNY Mellon Overnight
Government Fund 0.09%(c)
(Cost $1,546,508)	1,546,508	1,546,508
Total Investments — 100.3%
(Cost $84,028,045)		$81,743,252
Liabilities in Excess of Other
Assets — (0.3)%(d)		(275,747)
Net Assets — 100.0%		$81,467,505

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,348,132; total market value of collateral held by the Fund was $1,546,508.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on future contracts.

ADR — American Depositary Receipt

See notes to financial statements.

17

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2013 (unaudited)

Open futures contracts outstanding at October 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2013	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	December 2013	(91)	$(7,563,364)	$(7,967,050)	$(403,686)
Mini MSCI EAFE Index Future	Morgan Stanley	December 2013	(85)	(7,562,691)	(7,970,025)	(407,334)
						$(811,020)

Cash posted as collateral to broker for futures contracts was $832,100 at October 31, 2013.

See notes to financial statements.

18

Schedules of Investments — IQ Merger Arbitrage ETF
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks — 79.0%
Basic Materials — 1.0%
Eurasian Natural Resources
Corp. PLC*	21,176	$76,633
Sakari Resources Ltd.*	425	634
Zoltek Cos., Inc.*	9,053	151,185
Total Basic Materials		228,452
Capital Goods — 3.0%
Cie d’Entreprises CFE	796	63,014
Molex, Inc.	15,790	609,494
Total Capital Goods		672,508
Communication Services — 6.5%
Koninklijke KPN NV	403,227	1,290,432
Leap Wireless International, Inc.*	12,011	193,377
Total Communication Services		1,483,809
Consumer Cyclicals — 12.2%
Cooper Tire & Rubber Co.	19,142	497,883
Omnicom Group, Inc.	21,813	1,485,684
Saks, Inc.*	28,572	456,866
SHFL Entertainment, Inc.*	9,224	213,812
Stewart Enterprises, Inc., Class A	9,888	130,621
Total Consumer Cyclicals		2,784,866
Consumer Staples — 7.8%
Belo Corp., Class A	36,588	502,353
GrainCorp Ltd., Class A	40,894	477,861
Harris Teeter Supermarkets, Inc.	8,076	398,308
Shoppers Drug Mart Corp.	6,935	405,121
Total Consumer Staples		1,783,643
Energy — 1.7%
Berry Petroleum Co., Class A	5,454	260,429
Petrominerales Ltd.	4,915	56,509
Pioneer Southwest Energy Partners LP	1,318	62,341
Total Energy		379,279
Financials — 5.2%
Brookfield Office Properties, Inc.	7,780	145,327
CapitalSource, Inc.	24,890	325,561
CommonWealth REIT	14,043	342,228
GSW Immobilien AG	2,020	93,879
Home Federal Bancorp, Inc.	5,290	82,471
Sterling Financial Corp.	6,547	189,601
Total Financials		1,179,067
Health Care — 20.9%
Health Management Associates, Inc.,
Class A*	69,505	891,054
Hi-Tech Pharmacal Co., Inc.	5,066	218,294
Life Technologies Corp.*	23,916	1,801,114
MAKO Surgical Corp.*(a)	61,816	1,842,735
Total Health Care		4,753,197

	Shares	Value
Common Stocks (continued)
Technology — 10.5%
Active Network, Inc. (The)*	10,967	$158,364
Blackberry Ltd.*	64,362	507,934
Globecomm Systems, Inc.*	5,664	79,466
Greenway Medical Technologies*	9,158	186,365
Invensys PLC	28,108	227,147
Tokyo Electron Ltd.	22,400	1,226,052
Total Technology		2,385,328
Transportation — 6.4%
US Airways Group, Inc.*	66,444	1,459,775
Utilities — 3.8%
NV Energy, Inc.	33,629	798,353
PAA Natural Gas Storage LP	2,412	54,946
Total Utilities		853,299
Total Common Stocks — 79.0%
(Cost $17,461,720)		17,963,223
Right — 0.0%
Health Care — 0.0%
Trius Therapeutics CVR,
expiring 12/20/2013*(b)
(Cost $0)	6,177	—
Short-Term Investment — 15.7%
Money Market Fund — 15.7%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $3,557,456)	3,557,456	3,557,456
Investment of Cash Collateral For
Securities Loaned — 0.0%(c)
Money Market Fund — 0.0%(b)
BNY Mellon Overnight
Government Fund, 0.09%(e)
(Cost $8,540)	8,540	8,540
Total Investments — 94.7%
(Cost $21,027,716)		$21,529,219
Other Assets in Excess of
Liabilities — 5.3%(f)		1,197,107
Net Assets — 100.0%		$22,726,326

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,347; total market value of collateral held by the Fund was $8,540.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at October 31, 2013.
(e)	Rate shown reflects the 1-day yield at October 31, 2013.
(f)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

CVR — Contingent Value Right

See notes to financial statements.

19

Schedules of Investments — IQ Merger Arbitrage ETF (continued)
October 31, 2013 (unaudited)

Open futures contracts outstanding at October 31, 2013:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2013	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	December 2013	(29)	$(2,417,825)	$(2,538,950)	$(121,125)
Mini MSCI EAFE Index Future	Morgan Stanley	December 2013	(27)	(2,427,541)	(2,531,655)	(104,114)
						$(225,239)

Cash posted as collateral to broker for futures contracts was $264,700 at October 31, 2013.

See notes to financial statements.

20

Schedules of Investments — IQ Australia Small Cap ETF
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks — 98.2%
Consumer Discretionary — 23.9%
Ainsworth Game Technology Ltd.	11,532	$47,612
Aristocrat Leisure Ltd.	42,334	202,445
Automotive Holdings Group Ltd.	14,794	50,853
Breville Group Ltd.	9,548	72,784
Cash Converters International Ltd.	25,992	23,383
David Jones Ltd.(a)	54,273	139,791
Echo Entertainment Group Ltd.	80,196	201,245
Fairfax Media Ltd.(a)	183,114	104,907
G.U.D. Holdings Ltd.	7,225	40,571
G8 Education Ltd.	20,893	61,332
Invocare Ltd.	11,177	116,001
iSelect Ltd.*	15,494	19,220
JB Hi-Fi Ltd.	8,925	184,243
Myer Holdings Ltd.(a)	52,784	124,960
Navitas Ltd.	20,650	113,416
Pacific Brands Ltd.	77,420	51,686
Seven West Media Ltd.	66,949	159,761
Southern Cross Media Group Ltd.	66,518	119,050
STW Communications Group Ltd.	33,708	50,753
Super Retail Group Ltd.	14,293	181,095
Tabcorp Holdings Ltd.	77,328	263,613
Ten Network Holdings Ltd.*	189,769	50,317
Wotif.com Holdings Ltd.	11,243	47,271
Total Consumer Discretionary		2,426,309
Consumer Staples — 2.9%
Goodman Fielder Ltd.	181,482	130,609
GrainCorp Ltd., Class A	13,835	161,667
Total Consumer Staples		292,276
Energy — 7.9%
Aquila Resources Ltd.*(a)	16,760	35,868
Aurora Oil & Gas Ltd.*	41,799	128,640
AWE Ltd.*	51,550	61,019
Beach Energy Ltd.	124,588	168,709
Buru Energy Ltd.*(a)	20,375	32,125
Drillsearch Energy Ltd.*	34,175	41,909
Energy Resources of Australia Ltd.*	16,563	20,076
Horizon Oil Ltd.*(a)	86,715	27,098
Karoon Gas Australia Ltd.*	24,374	102,249
Paladin Energy Ltd.*	84,882	33,759
Senex Energy Ltd.*(a)	83,594	65,702
Whitehaven Coal Ltd.*	56,727	87,023
Total Energy		804,177
Financials — 10.4%
Bank of Queensland Ltd.	32,477	371,509
Challenger Ltd.	51,958	295,210
FlexiGroup Ltd.	21,983	97,839
IOOF Holdings Ltd.	22,850	194,524
Magellan Financial Group Ltd.	9,776	103,220
Total Financials		1,062,302

	Shares	Value
Common Stocks (continued)
Health Care — 7.4%
Acrux Ltd.	16,436	$41,712
Ansell Ltd.	13,384	247,016
Mesoblast Ltd.*	18,476	115,472
Primary Health Care Ltd.	49,502	231,567
Sigma Pharmaceuticals Ltd.	113,554	61,292
Sirtex Medical Ltd.	4,459	52,527
Total Health Care		749,586
Industrials — 16.2%
Ausdrill Ltd.	24,866	36,027
Bradken Ltd.(a)	16,255	96,050
Cabcharge Australia Ltd.(a)	11,849	45,218
Cardno Ltd.	14,345	96,175
Clough Ltd.*(a)	29,714	40,940
CSR Ltd.	51,717	122,434
Downer EDI Ltd.	42,729	199,479
Forge Group Ltd.	8,151	33,962
GWA Group Ltd.	21,707	63,722
McMillan Shakespeare Ltd.	5,705	69,798
Mermaid Marine Australia Ltd.	23,129	82,132
Mineral Resources Ltd.	10,511	112,772
Monadelphous Group Ltd.(a)	8,625	148,484
SAI Global Ltd.	21,796	84,829
Skilled Group Ltd.	20,926	69,950
Tox Free Solutions Ltd.	13,534	42,293
Transfield Services Ltd.	46,810	59,176
Transpacific Industries Group Ltd.*	87,679	95,067
UGL Ltd.	16,693	116,501
Virgin Australia Holdings Ltd.*(a)	77,965	30,639
Total Industrials		1,645,648
Information Technology — 3.2%
carsales.com Ltd.	20,277	201,614
Iress Ltd.	13,402	125,387
Total Information Technology		327,001
Materials — 19.9%
Adelaide Brighton Ltd.	44,505	162,254
Arrium Ltd.	129,067	169,275
Atlas Iron Ltd.	79,504	77,921
BC Iron Ltd.	11,584	54,079
Beadell Resources Ltd.*	70,590	62,166
BlueScope Steel Ltd.*	53,022	250,544
CuDeco Ltd.*(a)	11,788	22,437
DuluxGroup Ltd.	39,174	191,043
Evolution Mining Ltd.	46,213	36,760
Independence Group NL	20,174	75,651
Lynas Corp., Ltd.*(a)	197,123	64,400
Medusa Mining Ltd.*	17,535	33,210
Mount Gibson Iron Ltd.	58,585	49,375
Nufarm Ltd.	23,316	107,967
OceanaGold Corp.*	29,617	48,800
OZ Minerals Ltd.	27,103	92,908
PanAust Ltd.	47,888	91,602
Regis Resources Ltd.	33,420	110,448
Resolute Mining Ltd.*	52,132	31,841
Sandfire Resources NL*	9,124	56,419
Sims Metal Management Ltd.*	17,034	160,658
Sirius Resources NL*(a)	16,225	40,408
Western Areas Ltd.	12,673	33,602
Total Materials		2,023,768

See notes to financial statements.

21

Schedules of Investments — IQ Australia Small Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 3.5%
Amcom Telecommunications Ltd.	18,456	$36,177
iiNET Ltd.	13,776	84,794
M2 Telecommunications Group Ltd.	13,612	81,722
NEXTDC Ltd.*	17,262	40,048
TPG Telecom Ltd.	26,047	114,940
Total Telecommunication Services		357,681
Utilities — 2.9%
Envestra Ltd.	98,733	105,182
Spark Infrastructure Group	116,241	186,576
Total Utilities		291,758
Total Common Stocks — 98.2%
(Cost $10,558,364)		9,980,506

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 8.5%
Money Market Fund — 8.5%
BNY Mellon Overnight
Government Fund, 0.09%(b)
(Cost $867,245)	867,245	$867,245
Total Investments — 106.7%
(Cost $11,425,609)		$10,847,751
Liabilities in Excess of Other
Assets — (6.7)%		(683,171)
Net Assets — 100.0%		$10,164,580

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $815,746; total market value of collateral held by the Fund was $867,245.
(b)	Rate shown reflects the 1-day yield at October 31, 2013.

See notes to financial statements.

22

Schedules of Investments — IQ Canada Small Cap ETF
October 31, 2012 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Consumer Discretionary — 2.2%
Martinrea International, Inc.	13,349	$141,446
RONA, Inc.	19,303	226,190
Total Consumer Discretionary		367,636
Consumer Staples — 1.5%
Jean Coutu Group (PJC), Inc.,
Class A	13,831	244,431
Energy — 32.0%
Advantage Oil & Gas Ltd.*	26,526	107,849
Bankers Petroleum Ltd.*	40,027	153,529
Bellatrix Exploration Ltd.*	15,553	116,478
Birchcliff Energy Ltd.*	15,554	111,116
BlackPearl Resources, Inc.*	42,412	78,899
Calfrac Well Services Ltd.	6,728	209,676
Canyon Services Group, Inc.	9,257	101,460
Crew Energy, Inc.*	18,776	109,107
Deethree Exploration Ltd.*	11,061	96,519
Denison Mines Corp.*	61,512	67,832
Ensign Energy Services, Inc.	20,049	342,593
Gran Tierra Energy, Inc.*	42,447	319,925
Ithaca Energy, Inc.*	47,310	110,693
Kelt Exploration Ltd.*	12,294	101,384
Legacy Oil + Gas, Inc.*	22,753	154,036
Lightstream Resources Ltd.(a)	30,253	194,367
Long Run Exploration Ltd.*	12,618	70,177
Niko Resources Ltd.*	10,379	33,341
Nuvista Energy Ltd.*	18,513	118,053
Parex Resources, Inc.*	14,554	84,155
Parkland Fuel Corp.(a)	11,104	203,478
Petrominerales Ltd.	13,062	150,178
Poseidon Concepts Corp.	13,377	3,463
Precision Drilling Corp.	37,483	396,450
Raging River Exploration, Inc.*	21,697	118,383
RMP Energy, Inc.*	16,443	98,388
Secure Energy Services, Inc.	16,014	227,115
Surge Energy, Inc.	18,880	126,005
Sprott Resource Corp.	10,316	28,094
TransGlobe Energy Corp.*	10,768	97,473
Trican Well Service Ltd.	23,507	330,227
Trinidad Drilling Ltd.	19,149	185,458
Veresen, Inc.	31,998	395,814
Whitecap Resources, Inc.(a)	25,743	298,938
Total Energy		5,340,653
Financials — 7.3%
AGF Management Ltd., Class B	10,801	142,619
Canaccord Financial, Inc.	11,484	72,900
Element Financial Corp.*	23,395	298,593
Industrial Alliance Insurance and
Financial Services, Inc.	15,668	702,532
Total Financials		1,216,644
Health Care — 0.5%
Extendicare, Inc.	13,454	86,309

	Shares	Value
Common Stocks (continued)
Industrials — 15.4%
Aecon Group, Inc.	8,679	$120,259
Air Canada, Class B*	33,444	183,760
CAE, Inc.	41,400	474,402
Horizon North Logistics, Inc.	15,171	123,655
Progressive Waste Solutions Ltd.	17,354	466,113
Russel Metals, Inc.	9,684	267,439
Superior Plus Corp.	19,758	210,681
TransForce, Inc.	12,682	280,795
WestJet Airlines Ltd.	17,394	454,844
Total Industrials		2,581,948
Information Technology — 0.7%
Redknee Solutions, Inc.	12,661	67,260
Wi-LAN, Inc.	18,638	58,621
Total Industrials		125,881
Materials — 31.4%
Ainsworth Lumber Co., Ltd.*	16,879	63,771
Alacer Gold Corp.	36,366	100,779
Alamos Gold, Inc.	20,249	322,516
Argonaut Gold, Inc.*	23,176	128,898
AuRico Gold, Inc.	39,444	163,775
B2Gold Corp.*	98,122	242,753
Canexus Corp.	23,971	166,879
Canfor Corp.*	8,073	167,289
Capstone Mining Corp.*	54,111	143,729
Centerra Gold, Inc.	25,439	101,722
China Gold International Resources
Corp., Ltd.*	38,540	103,478
Continental Gold Ltd.*	16,520	62,573
Detour Gold Corp.*	21,881	178,766
Dundee Precious Metals, Inc.*	16,310	69,597
Endeavour Silver Corp.*	15,559	64,602
First Majestic Silver Corp.*	17,922	202,790
Fortuna Silver Mines, Inc.*	19,729	78,133
Gabriel Resources Ltd.*	33,663	28,729
HudBay Minerals, Inc.	27,528	224,374
IAMGOLD Corp.	59,431	303,751
International Forest Products Ltd.,
Class A*	8,504	96,306
Intertape Polymer Group, Inc.	8,687	124,951
Ivanhoe Mines Ltd.*	59,558	149,059
Major Drilling Group International, Inc.	12,472	98,307
Nevsun Resources Ltd.	31,217	113,750
Norbord, Inc.	4,042	114,727
NovaGold Resources, Inc.*	36,570	78,902
Osisko Mining Corp.*	69,234	337,921
Pan American Silver Corp.	23,885	253,772
Premier Gold Mines Ltd.*(a)	23,133	51,241
Primero Mining Corp.*(a)	13,137	74,827
Rio Alto Mining Ltd.*	25,457	41,987
Sandstorm Gold Ltd.*	13,841	74,590
SEMAFO, Inc.	43,495	118,033
Sherritt International Corp.	47,140	161,375
Tahoe Resources, Inc.*	13,128	252,023
Thompson Creek Metals Co., Inc.*(a)	22,848	73,615
Torex Gold Resources, Inc.*	96,820	107,696
Total Materials		5,241,986

See notes to financial statements.

23

Schedules of Investments — IQ Canada Small Cap ETF (continued)
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks (continued)
Metals & Mining — 0.7%
Pretium Resources, Inc.*	11,892	$38,885
Silver Standard Resources, Inc.*	12,749	71,762
Total Metals & Mining		110,647
Oil, Gas & Consumable Fuels — 3.3%
Gibson Energy, Inc.	19,351	475,216
Twin Butte Energy Ltd.(a)	38,319	81,573
Total Oil, Gas & Consumable Fuels		556,789
Telecommunication Services — 1.7%
Manitoba Telecom Services, Inc.	10,280	290,504
Utilities — 2.3%
Algonquin Power & Utilities Corp.	24,943	160,969
Atlantic Power Corp.	19,143	86,275
Just Energy Group, Inc.(a)	18,276	129,686
Total Utilities		376,930
Total Common Stocks — 99.0%
(Cost $20,348,386)		16,540,358

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 6.5%
Money Market Fund — 6.5%
BNY Mellon Overnight
Government Fund, 0.09%(b)
(Cost $1,085,692)	1,085,692	$1,085,692
Total Investments — 105.5%
(Cost $21,434,078)		$17,626,050
Liabilities in Excess of Other
Assets — (5.5)%		(916,709)
Net Assets — 100.0%		$16,709,341

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,030,664; total market value of collateral held by the Fund was $1,085,692.
(b)	Rate shown reflects the 1-day yield at October 31, 2013.

See notes to financial statements.

24

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks — 97.7%
Australia — 5.7%
GrainCorp Ltd., Class A	110,160	$1,287,260
Nufarm Ltd.	185,644	859,640
Total Australia		2,146,900
China — 6.8%
Changshouhua Food Co. Ltd.	252,000	266,202
China Bluechemical Ltd., Class H	1,378,771	885,623
China Minzhong Food Corp., Ltd.*	184,231	164,127
China Modern Dairy Holdings Ltd.*(a)	1,294,962	602,964
First Tractor Co., Ltd., Class H	333,135	238,044
Shenguan Holdings Group Ltd.	900,742	401,980
Total China		2,558,940
Hong Kong — 7.4%
Asian Citrus Holdings Ltd.	680,542	257,188
China Agri-Industries Holdings Ltd.	1,674,106	785,980
China Foods Ltd.*(a)	599,432	272,151
China Yurun Food Group Ltd.*(a)	1,106,719	733,716
Global Bio-chem Technology
Group Co., Ltd.*	1,828,943	141,540
Sinofert Holdings Ltd.(a)	1,462,016	237,602
Yashili International Holdings Ltd.	731,426	341,512
Total Hong Kong		2,769,689
Indonesia — 3.6%
Bumitama Agri Ltd.	235,230	187,752
PT Japfa Comfeed Indonesia Tbk	3,755,292	466,392
PT Malindo Feedmill Tbk	574,730	172,075
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	2,291,770	325,290
PT Salim Ivomas Pratama Tbk	2,832,000	200,985
Total Indonesia		1,352,494
Ireland — 5.3%
Glanbia PLC	142,659	2,001,510
Japan — 32.3%
Ezaki Glico Co. Ltd.	68,000	755,479
Fuji Oil Co., Ltd.	52,211	950,984
House Foods Corp.(a)	52,636	833,721
Iseki & Co., Ltd.(a)	166,863	540,846
Itoham Foods, Inc.	105,487	445,129
J-Oil Mills, Inc.	78,108	246,799
Kewpie Corp.	87,841	1,322,405
Kumiai Chemical Industry Co., Ltd.	60,044	446,153
Mitsui Sugar Co., Ltd.	66,169	237,402
Miyoshi Oil & Fat Co. Ltd.	61,263	98,660
Morinaga Milk Industry Co., Ltd.	169,595	528,958
Nihon Nohyaku Co., Ltd.	40,260	481,758
Nippon Flour Mills Co., Ltd.	104,357	503,118
Nippon Meat Packers, Inc.	160,366	2,343,949
Nisshin Oillio Group Ltd.	86,360	290,478
Nisshin Seifun Group, Inc.	165,406	1,792,137
Prima Meat Packers Ltd.	103,200	218,791
Yamatane Corp.	74,677	140,053
Total Japan		12,176,820
Luxembourg — 1.3%
Adecoagro SA ADR*	61,044	488,352

	Shares	Value
Common Stocks (continued)
Netherlands — 10.8%
Corbion NV	56,628	$1,316,841
Nutreco NV	56,127	2,755,741
Total Netherlands		4,072,582
Singapore — 2.4%
First Resources Ltd.	410,109	644,747
Indofood Agri Resources Ltd.(a)	334,990	245,770
Total Singapore		890,517
Spain — 3.7%
Ebro Foods SA	61,921	1,400,781
Thailand — 0.7%
GFPT PCL*	318,313	97,156
Thai Vegetable Oil PCL	260,748	152,470
Total Thailand		249,626
United Kingdom — 4.4%
Dairy Crest Group PLC	112,969	974,634
Devro PLC	136,512	693,710
Total United Kingdom		1,668,344
United States — 13.3%
American Vanguard Corp.	21,031	548,909
Chiquita Brands International, Inc.*	36,347	376,191
CVR Partners LP	28,594	507,544
Lindsay Corp.	10,460	795,065
Toro Co.	47,080	2,774,895
Total United States		5,002,604
Total Common Stocks — 97.7%
(Cost $37,037,529)		36,779,159
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $302,771)	302,771	302,771
Investment of Cash Collateral For
Securities Loaned — 5.1%
Money Market Fund — 5.1%
BNY Mellon Overnight
Government Fund 0.09%(c)
(Cost $1,917,417)	1,917,417	1,917,417
Total Investments — 103.6%
(Cost $39,257,717)		$38,999,347
Liabilities in Excess of Other
Assets — (3.6)%		(1,364,145)
Net Assets — 100.0%		$37,635,202

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,792,703; total market value of collateral held by the Fund was $1,917,417.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.

ADR — American Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

25

Schedules of Investments — IQ Global Oil Small Cap ETF
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks — 99.1%
Australia — 4.5%
Caltex Australia Ltd.	4,840	$84,927
Horizon Oil Ltd.*(a)	30,418	9,505
Total Australia		94,432
Bermuda — 0.3%
Archer Ltd.*	7,371	6,754
Canada — 12.7%
Bankers Petroleum Ltd.*	9,117	34,970
Canyon Services Group, Inc.	2,081	22,808
Caracal Energy, Inc.*	3,630	27,994
Ensign Energy Services, Inc.	4,590	78,433
Horizon North Logistics, Inc.	3,432	27,974
Ithaca Energy, Inc.*	10,747	25,145
Southern Pacific Resource Corp.*	14,384	8,965
Sunshine Oilsands Ltd.*	64,311	14,267
TAG Oil Ltd.*	1,921	7,810
Twin Butte Energy Ltd.	8,871	18,884
Total Canada		267,250
China — 1.7%
Shandong Molong Petroleum
Machinery Co. Ltd., Class H	8,307	2,807
Sinopec Shanghai Petrochemical
Co., Ltd., Class H	122,877	32,490
Total China		35,297
Colombia — 1.6%
Petrominerales Ltd.	2,954	33,963
Finland — 3.9%
Neste Oil OYJ	4,079	81,018
France — 2.4%
Etablissements Maurel et Prom	3,172	51,274
Ireland — 0.5%
Providence Resources PLC*	1,979	9,713
Italy — 1.5%
ERG SpA	1,654	20,237
Saras SpA*	9,361	11,594
Total Italy		31,831
Japan — 12.8%
Cosmo Oil Co., Ltd.*	29,248	51,574
Showa Shell Sekiyu K.K.	8,730	93,787
Tonengeneral Sekiyu K.K.	13,318	123,800
Total Japan		269,161

	Shares	Value
Common Stocks (continued)
Norway — 5.0%
BW Offshore Ltd.	11,061	$15,194
Det Norske Oljeselskap ASA*	2,150	30,654
DNO International ASA*	21,228	60,210
Total Norway		106,058
Philippines — 0.8%
Petron Corp.	58,070	16,664
Russia — 0.9%
Alliance Oil Co., Ltd.*	2,031	18,094
Singapore — 0.3%
Kreuz Holdings Ltd.	5,722	3,437
Mirach Energy Ltd.*	18,000	2,481
Total Singapore		5,918
Thailand — 6.7%
Bangchak Petroleum PCL	26,256	28,049
Esso Thailand PCL	39,910	8,976
IRPC PCL	380,413	43,755
Thai Oil PCL	29,796	60,310
Total Thailand		141,090
United Arab Emirates — 3.7%
Dragon Oil PLC	8,244	78,012
United Kingdom — 2.7%
Rockhopper Exploration PLC*	9,583	22,286
Salamander Energy PLC*	8,975	15,465
Xcite Energy Ltd.*	10,169	18,380
Total United Kingdom		56,131
United States — 37.1%
Alon USA Energy, Inc.	830	10,026
Alon USA Partners LP	300	4,086
Bonanza Creek Energy, Inc.*	1,092	55,190
BPZ Resources, Inc.*	3,448	6,931
CVR Energy, Inc.	557	22,124
Gulfport Energy Corp.*	2,794	163,980
Harvest Natural Resources, Inc.*(a)	1,334	6,670
Key Energy Services, Inc.*	4,726	36,957
Kodiak Oil & Gas Corp.*	9,474	122,878
Northern Tier Energy LP	2,065	48,032
Ocean Rig UDW, Inc.*	1,716	30,081
PetroQuest Energy, Inc.*	2,033	9,596
Pioneer Energy Services Corp.*	2,194	18,430
QR Energy LP	1,800	32,616
Stone Energy Corp.*	1,763	61,458
Synergy Resources Corp.*	1,911	19,798
Tesoro Logistics LP	1,048	56,278
VAALCO Energy, Inc.*	1,998	10,529
Western Refining, Inc.(a)	1,923	62,055
Total United States		777,715
Total Common Stocks — 99.1%
(Cost $2,244,209)		2,080,375

See notes to financial statements.

26

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)
October 31, 2012 (unaudited)

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 1.5%
Money Market Fund — 1.5%
BNY Mellon Overnight
Government Fund, 0.09%(b)
(Cost $30,943)	30,943	$30,943
Total Investments — 100.6%
(Cost $2,275,152)		$2,111,318
Liabilities in Excess of Other
Assets — (0.6)%		(12,864)
Net Assets — 100.0%		$2,098,454

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $29,201; total market value of collateral held by the Fund was $30,943.
(b)	Rate shown reflects the 1-day yield at October 31, 2013.

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

See notes to financial statements.

27

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF
October 31, 2013 (unaudited)

	Shares	Value
Common Stocks — 98.7%
Diversified REITs — 9.8%
CapLease, Inc.	48,761	$414,469
Cousins Properties, Inc.	100,942	1,143,673
Investors Real Estate Trust	58,380	503,236
Kennedy-Wilson Holdings, Inc.	32,733	655,969
Redwood Trust, Inc.(a)	45,950	805,044
Resource Capital Corp.	70,083	431,010
Total Diversified REITs		3,953,401
Hotel REITs — 10.6%
Ashford Hospitality Trust, Inc.	42,820	559,229
FelCor Lodging Trust, Inc.*	62,907	422,735
Hersha Hospitality Trust	110,193	624,794
Pebblebrook Hotel Trust	34,683	1,047,427
Summit Hotel Properties, Inc.	46,464	427,004
Sunstone Hotel Investors, Inc.	91,461	1,211,858
Total Hotel REITs		4,293,047
Mortgage REITs — 24.2%
AG Mortgage Investment Trust, Inc.	15,797	258,123
Anworth Mortgage Asset Corp.	80,584	395,667
Apollo Commercial Real Estate
Finance, Inc.	20,901	336,715
Arbor Realty Trust, Inc.	21,753	144,657
Ares Commercial Real Estate Corp.	15,364	190,975
ARMOUR Residential REIT, Inc.	209,105	861,513
Colony Financial, Inc.	37,071	749,946
Dynex Capital, Inc.	29,229	252,539
Gramercy Property Trust, Inc.*	26,645	121,768
Invesco Mortgage Capital	77,077	1,190,840
iStar Financial, Inc.*	44,731	564,953
New Residential Investment Corp.	144,424	954,643
New York Mortgage Trust, Inc.(a)	35,869	230,279
Newcastle Investment Corp.	163,915	940,872
NorthStar Realty Finance Corp.	133,403	1,244,650
PennyMac Mortgage Investment Trust	37,250	859,358
RAIT Financial Trust	39,580	298,829
Western Asset Mortgage
Capital Corp.(a)	13,288	214,070
Total Mortgage REITs		9,810,397
Office REITs — 19.7%
Brandywine Realty Trust	88,005	1,252,311
CommonWealth REIT	67,284	1,639,711
First Industrial Realty Trust, Inc.	60,823	1,099,072
First Potomac Realty Trust	32,591	400,543
Franklin Street Properties Corp.	51,737	682,928
Government Properties Income Trust	31,114	760,737
Hudson Pacific Properties, Inc.	24,739	511,850
Lexington Realty Trust	100,090	1,171,053
Parkway Properties, Inc.	24,455	442,880
Total Office REITs		7,961,085
Residential REITs — 4.0%
American Residential Properties, Inc.*	18,214	313,827
Associated Estates Realty Corp.	26,336	403,994
Education Realty Trust, Inc.	64,995	594,054
Silver Bay Realty Trust Corp.(a)	21,063	325,634
Total Residential REITs		1,637,509

	Shares	Value
Common Stocks (continued)
Retail REITs — 16.3%
Acadia Realty Trust	31,222	$832,691
Cedar Realty Trust, Inc.	37,010	211,327
Glimcher Realty Trust	81,004	830,291
Inland Real Estate Corp.	49,446	528,578
Kite Realty Group Trust	52,751	337,606
Pennsylvania Real Estate
Investment Trust	37,240	675,161
Ramco-Gershenson Properties Trust	33,963	552,238
Retail Opportunity Investments Corp.	39,834	589,543
Spirit Realty Capital, Inc.	193,013	2,018,917
Total Retail REITs		6,576,352
Specialized REITs — 14.1%
Aviv REIT, Inc.	8,675	220,345
Campus Crest Communities, Inc.	36,326	363,623
CubeSmart	70,286	1,284,125
CyrusOne, Inc.	10,889	212,227
DCT Industrial Trust, Inc.	178,356	1,382,259
Medical Properties Trust, Inc.	89,478	1,166,793
Sabra Health Care REIT, Inc.	20,872	561,457
STAG Industrial, Inc.	23,991	501,652
Total Specialized REITs		5,692,481
Total Common Stocks — 98.7%
(Cost $41,275,684)		39,924,272
Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $488,901)	488,901	488,901
Investment of Cash Collateral For
Securities Loaned — 3.8%
Money Market Fund — 3.8%
BNY Mellon Overnight
Government Fund, 0.09%(c)
(Cost $1,535,441)	1,535,441	1,535,441
Total Investments — 103.7%
(Cost $43,300,026)		$41,948,614
Liabilities in Excess of Other
Assets — (3.7)%		(1,501,367)
Net Assets — 100.0%		$40,447,247

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,496,240; total market value of collateral held by the Fund was $1,535,441.
(b)	Rate shown reflects the 7-day yield at October 31, 2013.
(c)	Rate shown reflects the 1-day yield at October 31, 2013.

REITs — Real Estate Investment Trusts

See notes to financial statements.

28

Statements of Assets and Liabilities
October 31, 2013 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$539,323,725	$46,324,902	$19,192,585	$58,105,037	$84,028,045	$21,027,716
Investments, at value (including
securities on loan)[1]	$554,032,224	$46,424,551	$19,299,110	$58,586,367	$81,743,252	$21,529,219
Cash	95,692	—	—	—	—	762,694
Foreign currency[2]	—	—	—	—	350,909	12,122
Cash deposited at broker for
futures collateral	550,500	7,000	61,280	—	832,100	264,700
Cash deposited at broker for
swap collateral	9,509,380	113,760	207,654	—	—	—
Dividend, interest and reclaims
receivable	998,572	5,976	23,322	4,597	62,799	10,944
Receivable for capital shares
transactions	486,621	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	144,067
Variation margin receivable	256,260	—	11,110	—	78,530	24,990
Prepaid assets	—	—	37	—	—	—
Total Assets	565,929,249	46,551,287	19,602,513	58,590,964	83,067,590	22,748,736

Liabilities
Collateral for securities
on loan	26,395,899	10,663,127	352,840	7,663,967	1,546,508	8,540
Due to custodian	—	—	—	—	2,832	—
Due to broker	657,214	10,552	480	—	—	—
Advisory fees payable	331,766	22,800	11,830	21,171	50,488	13,828
Trustee fees payable	679	154	—	220	168	18
Compliance fees payable	174	37	—	52	63	—
Variation margin payable	—	650	—	—	—	—
Accrued expenses and
other liabilities	16,960	26	1	26	26	24
Total Liabilities	27,402,692	10,697,346	365,151	7,685,436	1,600,085	22,410
Net Assets	$538,526,557	$35,853,941	$19,237,362	$50,905,528	$81,467,505	$22,726,326

Composition of Net Assets
Paid-in capital	$537,890,767	$40,301,308	$19,112,168	$51,752,780	$103,747,103	$23,791,550
Undistributed (accumulated) net
investment income (loss)	2,708,315	(6,906)	79,671	(75,251)	1,447,589	266,754
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures
contracts and foreign currency
translations	(16,424,706)	(4,538,934)	(33,776)	(1,253,331)	(20,627,233)	(1,609,210)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign currency
translations	14,352,181	98,473	79,299	481,330	(3,099,954)	277,232
Net Assets	$538,526,557	$35,853,941	$19,237,362	$50,905,528	$81,467,505	$22,726,326

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	18,600,000	1,350,000	750,000	1,950,000	2,800,000	850,000
Net Asset Value	$28.95	$26.56	$25.65	$26.11	$29.10	$26.74
[1] Market value of securities on loan:	$25,782,123	$10,345,650	$345,247	$7,485,028	$1,348,132	$8,347
[2] Cost of foreign currency:	$—	$—	$—	$—	$355,288	$11,237

See notes to financial statements.

29

Statements of Assets and Liabilities (continued)
October 31, 2013 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost:	$11,425,609	$21,434,078	$39,257,717
Investments, at value (including securities on loan)[1]	$10,847,751	$17,626,050	$38,999,347
Cash	—	—	4,799
Foreign currency[2]	206,832	223,997	533
Dividend, interest and reclaims receivable	15,815	23,002	62,020
Receivable for investments sold	—	—	599,453
Total Assets	11,070,398	17,873,049	39,666,152

Liabilities
Collateral for securities on loan	867,245	1,085,692	1,917,417
Due to custodian	32,650	68,291	—
Advisory fees payable	5,872	9,625	23,618
Trustee fees payable	36	28	71
Compliance fees payable	—	46	91
Payable for investments purchased	—	—	89,753
Accrued expenses and other liabilities	15	26	—
Total Liabilities	905,818	1,163,708	2,030,950
Net Assets	$10,164,580	$16,709,341	$37,635,202

Composition of Net Assets
Paid-in capital	$17,391,735	$34,367,330	$40,359,046
Undistributed (accumulated) net investment income (loss)	375,777	(193,370)	345,931
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(7,027,613)	(13,654,011)	(2,811,772)
Net unrealized appreciation (depreciation) on investments, swap
transactions, futures contracts and foreign currency translations	(575,319)	(3,810,608)	(258,003)
Net Assets	$10,164,580	$16,709,341	$37,635,202

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	500,000	750,000	1,350,000
Net Asset Value	$20.33	$22.28	$27.88
[1] Market value of securities on loan:	$815,746	$1,030,664	$1,792,703
[2] Cost of foreign currency:	$204,373	$226,334	$528

See notes to financial statements.

30

Statements of Assets and Liabilities (continued)
October 31, 2013 (unaudited)

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Assets
Investments, at cost:	$2,275,152	$43,300,026
Investments, at value (including securities on loan)[1]	$2,111,318	$41,948,614
Foreign currency[2]	46,905	—
Dividend, interest and reclaims receivable	2,025	57,465
Total Assets	2,160,248	42,006,079
Liabilities
Collateral for securities on loan	30,943	1,535,441
Due to custodian	29,452	—
Advisory fees payable	1,347	23,304
Compliance fees payable	39	22
Trustee fees payable	2	52
Accrued expenses and other liabilities	11	13
Total Liabilities	61,794	1,558,832
Net Assets	$2,098,454	$40,447,247
Composition of Net Assets
Paid-in capital	$2,386,348	$41,588,635
Undistributed (accumulated) net investment income (loss)	2,470	1,187,881
Undistributed (accumulated) net realized gain (loss) on investments, swap
transactions, futures contracts and foreign currency translations	(127,749)	(977,857)
Net unrealized appreciation (depreciation) on investments, swap transactions,
futures contracts and foreign currency translations	(162,615)	(1,351,412)
Net Assets	$2,098,454	$40,447,247
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	100,000	1,650,000
Net Asset Value	$20.98	$24.51
[1] Market value of securities on loan:	$29,201	$1,496,240
[2] Cost of foreign currency:	$45,686	$—

See notes to financial statements.

31

Statements of Operations
For the Six Months Ended October 31, 2013 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$4,418,402	$353,032	$140,977	$204,819	$900,692	$86,950
Securities lending income, net	114,554	41,130	2,862	28,700	8,697	5,154
Total investment income	4,532,956	394,162	143,839	233,519	909,389	92,104
Expenses
Advisory fees	1,690,406	147,460	63,768	134,485	306,216	65,601
Trustee fees	5,130	677	151	713	1,072	187
Compliance fees	1,229	153	35	183	251	46
Miscellaneous	13	26	39	26	32	26
Total expenses	1,696,778	148,316	63,993	135,407	307,571	65,860
Net investment income	2,836,178	245,846	79,846	98,112	601,818	26,244
Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(8,153,047)	(518,733)	(111,726)	(1,228,170)	(2,035,016)	324,241
In-Kind redemptions	4,314,927	270,965	44,399	262,938	3,396,297	678,331
Swap transactions	4,356,012	(1,976)	58,666	—	—	—
Futures contracts	106,847	13,750	(30,175)	—	(1,273,675)	(224,029)
Foreign currency translations	—	—	—	—	(34,086)	(4,259)
Net realized gain (loss)	624,739	(235,994)	(38,836)	(965,232)	53,520	774,284
Net change in net unrealized
appreciation (depreciation) on:
Investment securities	7,567,683	(904,411)	37,904	(74,573)	1,151,080	57,785
Futures contracts	(723,608)	(1,176)	(20,363)	—	(161,756)	(94,107)
Foreign currency translations	—	—	—	—	(6,854)	537
Net change in net unrealized
appreciation (depreciation)	6,844,075	(905,587)	17,541	(74,573)	982,470	(35,785)
Net realized and unrealized gain (loss)	7,468,814	(1,141,581)	(21,295)	(1,039,805)	1,035,990	738,499
Net Increase (Decrease) in Net
Assets Resulting from Operations	$10,304,992	$(895,735)	$58,551	$(941,693)	$1,637,808	$764,743
* Net of foreign taxes withheld of:	$—	$—	$—	$—	$51,262	$230

See notes to financial statements.

32

Statements of Operations (continued)
For the Six Months Ended October 31, 2013 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$167,825	$165,220	$426,503
Securities lending income, net	9,559	2,400	11,804
Total investment income	177,384	167,620	438,307
Expenses
Advisory fees	35,035	55,403	136,580
Trustee fees	153	203	471
Compliance fees	21	29	101
Miscellaneous	26	26	26
Total expenses	35,235	55,661	137,178
Net investment income	142,149	111,959	301,129
Realized and Unrealized Gain (Loss) on Investments, Swap transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(1,770,854)	(1,595,327)	(760,037)
In-Kind redemptions	(443,065)	—	1,822,955
Foreign currency translations	(18,407)	388	(9,670)
Net realized gain (loss)	(2,232,326)	(1,594,939)	1,053,248
Net change in net unrealized appreciation (depreciation) on:
Investment securities	1,127,109	2,216,521	629,482
Foreign currency translations	3,105	(5,588)	2,396
Net change in net unrealized appreciation (depreciation)	1,130,214	2,210,933	631,878
Net realized and unrealized gain (loss)	(1,102,112)	615,994	1,685,126
Net Increase (Decrease) in Net Assets Resulting from Operations	$(959,963)	$727,953	$1,986,255
*Net of foreign taxes withheld of:	$2,245	$27,799	$24,779

See notes to financial statements.

33

Statements of Operations (continued)
For the Six Months Ended October 31, 2013 (unaudited)

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Investment Income
Dividend income*	$18,077	$3,111,922
Securities lending income, net	97	4,226
Total investment income	18,174	3,116,148
Expenses
Advisory fees	7,434	173,835
Trustee fees	26	756
Compliance fees	14	176
Miscellaneous	32	32
Total expenses	7,506	174,799
Net investment income	10,668	2,941,349
Realized and Unrealized Gain (Loss) on Investments, Swap transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	33,590	(1,995,768)
In-Kind redemptions	49,789	1,431,443
Foreign currency translations	(2,685)	—
Net realized gain (loss)	80,694	(564,325)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	69,607	(7,119,312)
Foreign currency translations	1,057	—
Net change in net unrealized appreciation (depreciation)	70,664	(7,119,312)
Net realized and unrealized gain (loss)	151,358	(7,683,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	$162,026	$(4,742,288)
*Net of foreign taxes withheld of:	$1,143	$—

See notes to financial statements.

34

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Period October 4, 2012* to April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$2,836,178	$3,400,363	$245,846	$708,941	$79,846	$13,968	$98,112	$97,779
Net realized gain (loss)	624,739	3,007,445	(235,994)	(864,699)	(38,836)	101,783	(965,232)	(24,077)
Net change in net unrealized
appreciation (depreciation)	6,844,075	4,919,883	(905,587)	134,728	17,541	61,758	(74,573)	412,304
Net increase (decrease) in net
assets resulting from operations	10,304,992	11,327,691	(895,735)	(21,030)	58,551	177,509	(941,693)	486,006
Dividends and Distributions to
Shareholders from:
Net investment income	—	(3,493,395)	—	(678,020)	—	(19,014)	—	(23,359)
Capital Share Transactions
Proceeds from shares created	223,933,795	290,855,270	9,213,387	49,109,971	17,858,534	13,812,208	2,610,336	43,522,101
Cost of shares redeemed	(79,213,506)	(111,603,698)	(35,688,990)	(35,661,207)	(3,816,791)	(8,833,635)	(11,717,175)	(10,573,400)
Net increase (decrease) from
capital share transactions	144,720,289	179,251,572	(26,475,603)	13,448,764	14,041,743	4,978,573	(9,106,839)	32,948,701
Total increase (decrease) in
net assets	155,025,281	187,085,868	(27,371,338)	12,749,714	14,100,294	5,137,068	(10,048,532)	33,411,348
Net Assets
Beginning of period	383,501,276	196,415,408	63,225,279	50,475,565	5,137,068	—	60,954,060	27,542,712
End of period	$538,526,557	$383,501,276	$35,853,941	$63,225,279	$19,237,362	$5,137,068	$50,905,528	$60,954,060
Including undistributed
(accumulated) net investment
income (loss) as follows:	$2,708,315	$(127,863)	$(6,906)	$(252,752)	$79,671	$(175)	$(75,251)	$(173,363)
Changes in Shares Outstanding
Shares outstanding, beginning
of period	13,500,000	7,100,000	2,350,000	1,850,000	200,000	—	2,300,000	1,050,000
Shares created	7,900,000	10,400,000	350,000	1,800,000	700,000	550,000	100,000	1,650,000
Shares redeemed	(2,800,000)	(4,000,000)	(1,350,000)	(1,300,000)	(150,000)	(350,000)	(450,000)	(400,000)
Shares outstanding, end of period	18,600,000	13,500,000	1,350,000	2,350,000	750,000	200,000	1,950,000	2,300,000

* Commencement of operations

See notes to financial statements.

35

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013
Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$601,818	$1,039,875	$26,244	$57,438	$142,149	$411,674
Net realized gain (loss)	53,520	1,121,050	774,284	(186,304)	(2,232,326)	(1,984,510)
Net change in net unrealized
appreciation (depreciation)	982,470	(3,155,769)	(35,785)	(618,999)	1,130,214	387,617
Net increase (decrease) in net
assets resulting from operations	1,637,808	(994,844)	764,743	(747,865)	(959,963)	(1,185,219)
Dividends and Distributions to
Shareholders from:
Net investment income	—	(931,541)	—	(24,415)	—	(254,722)
Capital Share Transactions
Proceeds from shares created	25,597,120	95,451,489	15,738,576	3,815,973	—	—
Cost of shares redeemed	(31,278,168)	(76,052,862)	(7,855,075)	(14,984,498)	(2,745,312)	(967,252)
Net increase (decrease) from
capital share transactions	(5,681,048)	19,398,627	7,883,501	(11,168,525)	(2,745,312)	(967,252)
Total increase (decrease) in net
assets	(4,043,240)	17,472,242	8,648,244	(11,940,805)	(3,705,275)	(2,407,193)
Net Assets
Beginning of period	85,510,745	68,038,503	14,078,082	26,018,887	13,869,855	16,277,048
End of period	$81,467,505	$85,510,745	$22,726,326	$14,078,082	$10,164,580	$13,869,855
Including undistributed
(accumulated) net investment
income (loss) as follows:	$1,447,589	$845,771	$266,754	$240,510	$375,777	$233,628
Changes in Shares Outstanding
Shares outstanding, beginning
of period	3,000,000	2,350,000	550,000	1,000,000	650,000	700,000
Shares created	900,000	3,250,000	600,000	150,000	—	—
Shares redeemed	(1,100,000)	(2,600,000)	(300,000)	(600,000)	(150,000)	(50,000)
Shares outstanding, end
of period	2,800,000	3,000,000	850,000	550,000	500,000	650,000

See notes to financial statements.

36

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$111,959	$267,741	$301,129	$446,023
Net realized gain (loss)	(1,594,939)	(6,683,254)	1,053,248	(497,987)
Net change in net unrealized appreciation
(depreciation)	2,210,933	2,320,164	631,878	2,660,753
Net increase (decrease) in net assets resulting
from operations	727,953	(4,095,349)	1,986,255	2,608,789
Dividends and Distributions to Shareholders from:
Net investment income	—	(739,738)	—	(519,028)
Capital Share Transactions
Proceeds from shares created	—	—	7,949,938	7,431,880
Cost of shares redeemed	—	(10,592,646)	(9,278,130)	(12,253,168)
Net increase (decrease) from capital share
transactions	—	(10,592,646)	(1,328,192)	(4,821,288)
Total increase (decrease) in net assets	727,953	(15,427,733)	658,063	(2,731,527)
Net Assets
Beginning of period	15,981,388	31,409,121	36,977,139	39,708,666
End of period	$16,709,341	$15,981,388	$37,635,202	$36,977,139
Including undistributed (accumulated) net
investment income (loss) as follows:	$(193,370)	$(305,329)	$345,931	$44,802
Changes in Shares Outstanding
Shares outstanding, beginning of period	750,000	1,200,000	1,400,000	1,600,000
Shares created	—	—	300,000	300,000
Shares redeemed	—	(450,000)	(350,000)	(500,000)
Shares outstanding, end of period	750,000	750,000	1,350,000	1,400,000

See notes to financial statements.

37

Statements of Changes in Net Assets (continued)

	IQ Global Oil Small Cap ETF		IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,668	$22,621	$2,941,349	$1,019,402
Net realized gain (loss)	80,694	(71,687)	(564,325)	4,695,817
Net change in net unrealized appreciation
(depreciation)	70,664	168,608	(7,119,312)	3,970,967
Net increase (decrease) in net assets resulting
from operations	162,026	119,542	(4,742,288)	9,686,186
Dividends and Distributions to Shareholders from:
Net investment income	—	(45,351)	(1,753,468)	(1,240,905)
Capital Share Transactions
Proceeds from shares created	920,290	3,527,959	8,123,598	58,516,286
Cost of shares redeemed	(920,290)	(4,302,358)	(19,372,220)	(41,438,793)
Net increase (decrease) from capital share
transactions	—	(774,399)	(11,248,622)	17,077,493
Total increase (decrease) in net assets	162,026	(700,208)	(17,744,378)	25,522,774
Net Assets
Beginning of period	1,936,428	2,636,636	58,191,625	32,668,851
End of period	$2,098,454	$1,936,428	$40,447,247	$58,191,625
Including undistributed (accumulated) net
investment income (loss) as follows:	$2,470	$(8,198)	$1,187,881	$—
Changes in Shares Outstanding
Shares outstanding, beginning of period	100,000	150,000	2,150,000	1,600,000
Shares created	50,000	200,000	300,000	2,450,000
Shares redeemed	(50,000)	(250,000)	(800,000)	(1,900,000)
Shares outstanding, end of period	100,000	100,000	1,650,000	2,150,000

See notes to financial statements.

38

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,				For the Period March 24, 2009[1] to April 30, 2009
		2013	2012	2011	2010
Net asset value, beginning of period	$28.41	$27.66	$27.86	$27.21	$25.41	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.18	0.34	0.43	0.61	0.52	0.02
Net realized and unrealized gain (loss)
on investments	0.36	0.69	(0.27)	0.45	1.51	0.39
Distributions of net realized gains from
investments in other investment companies	—	0.03	0.01	0.00 [3]	—	—
Net increase (decrease) in net assets resulting
from investment operations	0.54	1.06	0.17	1.06	2.03	0.41

Distributions from:
Net investment income	—	(0.31)	(0.37)	(0.41)	(0.23)	—
Net realized gains	—	—	—	—	—	—
Total distributions from net investment income
and realized gains	—	(0.31)	(0.37)	(0.41)	(0.23)	—
Net asset value, end of period	$28.95	$28.41	$27.66	$27.86	$27.21	$25.41

Total Return
Total investment return based on net
asset value[5]	1.90%	3.85%	0.65%	3.95%	8.00%	1.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$538,527	$383,501	$196,415	$131,077	$92,639	$11,536
Ratio to average net assets of:
Expenses	0.75%[6]	0.75%	0.75%	0.77%	0.77%	0.13%[6]
Net investment income (loss)	1.26%[6]	1.22%	1.57%	2.23%	1.93%	0.08%[6]
Portfolio turnover rate[7]	63%	159%	90%	145%	169%	0%[8]

See footnotes on page 47.

See notes to financial statements.

39

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Macro Tracker ETF					IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,			For the Period June 8, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2013 (unaudited)	For the Period October 4, 2012[1] to April 30, 2013
		2013	2012	2011
Net asset value, beginning
of period	$26.90	$27.28	$28.30	$26.54	$25.00	$25.69	$24.98

Income from Investment Operations
Net investment income (loss)[2]	0.17	0.38	0.39	0.38	0.26	0.12	0.06
Net realized and unrealized
gain (loss) on investments	(0.51)	(0.29)	(1.14)	1.53	1.53	(0.16)	0.68
Distributions of net realized gains
from investments in other
investment companies	—	0.01	0.00 [3]	0.00 [3]	—	—	0.03
Net increase (decrease) in
net assets resulting from
investment operations	(0.34)	0.10	(0.75)	1.91	1.79	(0.04)	0.77

Distributions from:
Net investment income	—	(0.48)	(0.27)	(0.15)	(0.25)	—	(0.06)
Net realized gains	—	—	—	—	—	—	—
Total distributions from net
investment income and
realized gains	—	(0.48)	(0.27)	(0.15)	(0.25)	—	(0.06)
Net asset value, end of period	$26.56	$26.90	$27.28	$28.30	$26.54	$25.65	$25.69

Total Return
Total investment return based on
net asset value[5]	(1.26)%	0.36%	(2.61)%	7.21%	7.16%	(0.16)%	3.10%
Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$35,854	$63,225	$50,476	$28,302	$10,614	$19,237	$5,137
Ratio to average net assets of:
Expenses	0.75%[6]	0.75%	0.75%	0.77%	0.76%[6]	0.75%[6]	0.76%[6]
Net investment income (loss)	1.25%[6]	1.39%	1.44%	1.41%	1.10%[6]	0.93%[6]	0.40%[6]
Portfolio turnover rate[7]	34%	146%	108%	54%	77%	20%	29%

See footnotes on page 47.

See notes to financial statements.

40

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,			For the Period October 26, 2009[1] to April 30, 2010
		2013	2012	2011
Net asset value, beginning of period	$26.50	$26.23	$25.63	$24.99	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.05	0.06	(0.01)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on
investments	(0.44)	0.23	0.66	0.72	0.01
Distributions of net realized gains from investments
in other investment companies	—	—	—	—	—
Net increase (decrease) in net assets resulting from
investment operations	(0.39)	0.29	0.65	0.64	(0.01)

Distributions from:
Net investment income	—	(0.02)	—	(0.00)[4]	—
Net realized gains	—	—	(0.05)	—	—
Total distributions from net investment income and
realized gains	—	(0.02)	(0.05)	(0.00)[4]	—
Net asset value, end of period	$26.11	$26.50	$26.23	$25.63	$24.99

Total Return
Total investment return based on net asset value[5]	(1.47)%	1.09%	2.56%	2.58%	(0.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,906	$60,954	$27,543	$12,815	$13,744
Ratio to average net assets of:
Expenses	0.48%[6]	0.48%	0.48%	0.49%	0.50%[6]
Net investment income (loss)	0.35%[6]	0.23%	(0.05)%	(0.32)%	(0.14)%[6]
Portfolio turnover rate[7]	17%	72%	62%	52%	44%

See footnotes on page 47.

See notes to financial statements.

41

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,			For the Period October 26, 2009[1] to April 30, 2010
		2013	2012	2011
Net asset value, beginning of period	$28.50	$28.95	$33.27	$27.50	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.21	0.40	0.39	0.29	0.12
Net realized and unrealized gain (loss) on
investments	0.39	(0.48)	(4.17)	5.78	2.42
Distributions of net realized gains from investments
in other investment companies	—	—	—	—	—
Net increase (decrease) in net assets resulting from
investment operations	0.60	(0.08)	(3.78)	6.07	2.54

Distributions from:
Net investment income	—	(0.37)	(0.20)	(0.12)	(0.04)
Net realized gains	—	—	(0.34)	(0.18)	—
Total distributions from net investment income and
realized gains	—	(0.37)	(0.54)	(0.30)	(0.04)
Net asset value, end of period	$29.10	$28.50	$28.95	$33.27	$27.50

Total Return
Total investment return based on net asset value[5]	2.11%	(0.35)%	(11.30)%	22.17%	10.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,468	$85,511	$68,039	$79,854	$8,249
Ratio to average net assets of:
Expenses	0.75%[6]	0.76%	0.75%	0.76%	0.79%[6]
Net investment income (loss)	1.47%[6]	1.39%	1.31%	0.94%	0.93%[6]
Portfolio turnover rate[7]	60%	119%	178%	117%	158%

See footnotes on page 47.

See notes to financial statements.

42

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,			For the Period November 16, 2009[1] to April 30, 2010
		2013	2012	2011
Net asset value, beginning of period	$25.60	$26.02	$25.47	$26.34	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.04	0.09	(0.03)	0.01	0.03
Net realized and unrealized gain (loss) on
investments	1.10	(0.46)	0.58	(0.55)	1.31
Distributions of net realized gains from investments
in other investment companies	—	—	—	—	—
Net increase (decrease) in net assets resulting from
investment operations	1.14	(0.37)	0.55	(0.54)	1.34

Distributions from:
Net investment income	—	(0.05)	—	(0.01)	(0.00)[4]
Net realized gains	—	—	—	(0.32)	—
Total distributions from net investment income and
realized gains	—	(0.05)	—	(0.33)	(0.00)[4]
Net asset value, end of period	$26.74	$25.60	$26.02	$25.47	$26.34

Total Return
Total investment return based on net asset value5	4.45%	(1.42)%	2.16%	(2.03)%	5.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,726	$14,078	$26,019	$22,921	$31,602
Ratio to average net assets of:
Expenses	0.75%[6]	0.76%	0.75%	0.76%	0.77%[6]
Net investment income (loss)	0.30%[6]	0.36%	(0.11)%	0.04%	0.22%[6]
Portfolio turnover rate[7]	160%	374%	365%	365%	141%

See footnotes on page 47.

See notes to financial statements.

43

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,			For the Period November 16, 2009[1] to April 30, 2010
		2013	2012	2011
Net asset value, beginning of period	$21.34	$23.25	$30.94	$25.64	$25.00

Income from Investment Operations
Net investment income (loss)[2]	0.27	0.62	0.64	1.03	0.03
Net realized and unrealized gain (loss) on
investments	(1.28)	(2.14)	(5.71)	4.76	0.61
Distributions of net realized gains from investments
in other investment companies	—	—	—	—	—
Net increase (decrease) in net assets resulting from
investment operations	(1.01)	(1.52)	(5.07)	5.79	0.64

Distributions from:
Net investment income	—	(0.39)	(1.77)	(0.45)	—
Net realized gains	—	—	(0.85)	(0.04)	—
Total distributions from net
investment income and
realized gains	—	(0.39)	(2.62)	(0.49)	—
Net asset value, end of period	$20.33	$21.34	$23.25	$30.94	$25.64

Total Return
Total investment return based on net asset value[5]	(4.73)%	(6.51)%	(15.08)%	22.71%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,165	$13,870	$16,277	$43,323	$8,973
Ratio to average net assets of:
Expenses	0.69%[6]	0.69%	0.69%	0.69%	0.71%[6]
Net investment income (loss)	2.80%[6]	2.98%	2.49%	3.72%	1.09%[6]
Portfolio turnover rate[7]	19%	29%	42%	49%	0%[8]

See footnotes on page 47.

See notes to financial statements.

44

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,			For the Period March 22, 2010[1] to April 30, 2010
		2013	2012	2011

Net asset value, beginning of period	$21.31	$26.17	$3 5.44	$26.02	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.15	0.28	0.16	0.14	(0.01)
Net realized and unrealized gain (loss) on
investments	0.82	(4.27)	(9.12)	9.75	1.03
Distributions of net realized gains from investments
in other investment companies	—	—	—	—	—
Net increase (decrease) in net assets resulting from
investment operations	0.97	(3.99)	(8.96)	9.89	1.02
Distributions from:
Net investment income	—	(0.87)	(0.31)	(0.47)	—
Net realized gains	—	—	—	—	—
Total distributions from net investment income and
realized gains	—	(0.87)	(0.31)	(0.47)	—
Net asset value, end of period	$22.28	$21.31	$26.17	$35.44	$26.02
Total Return
Total investment return based on net asset value[5]	4.55%	(15.49)%	(25.24)%	38.15%	4.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,709	$15,981	$31,409	$120,492	$9,107
Ratio to average net assets of:
Expenses	0.69%[6]	0.70%	0.69%	0.69%	0.71%[6]
Net investment income (loss)	1.39%[6]	1.21%	0.55%	0.44%	(0.20)%[6]
Portfolio turnover rate[7]	22%	41%	37%	52%	0%

See footnotes on page 47.

See notes to financial statements.

45

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF				IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30,		For the Period March 21, 2011[1] to April 30, 2011	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Period May 4, 2011[1] to April 30, 2012
		2013	2012
Net asset value, beginning
of period	$26.41	$24.82	$27.42	$25.40	$19.36	$17.58	$19.56

Income from Investment
Operations
Net investment income[2]	0.22	0.31	0.22	0.06	0.11	0.15	0.21
Net realized and unrealized
gain (loss) on investment	1.25	1.64	(2.61)	1.96	1.51	1.93	(2.07)
Net increase (decrease) in
net assets resulting from
investment operations	1.47	1.95	(2.39)	2.02	1.62	2.08	(1.86)

Distributions from:
Net investment income	—	(0.36)	(0.21)	—	—	(0.30)	(0.12)
Total distributions from net
investment income and
realized gains	—	(0.36)	(0.21)	—	—	(0.30)	(0.12)
Net asset value, end
of period	$27.88	$26.41	$24.82	$27.42	$20.98	$19.36	$17.58

Total Return
Total investment return
based on net asset value[5]	5.56%	7.91%	(8.64)%	7.95%	8.37%	12.09%	(9.40)%

Ratios/Supplemental Data
Net assets, end of period
(000's omitted)	$37,635	$36,977	$39,709	$54,839	$2,098	$1,936	$2,637
Ratio to average net
assets of:
Expenses	0.75%[6]	0.75%	0.75%	0.75%[6]	0.76%[6]	0.76%	0.75%[6]
Net investment
income (loss)	1.65%[6]	1.24%	0.89%	1.96%[6]	1.08%[6]	0.86%	1.22%[6]
Portfolio turnover rate[7]	5%	17%	26%	0%	23%	30%	10%

See footnotes on page 47.

See notes to financial statements.

46

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2013 (unaudited)	For the Year Ended April 30, 2013	For the Period June 13, 2011[1] to April 30, 2012
Net asset value, beginning of period	$27.07	$20.42	$19.91

Income from Investment Operations
Net investment income[2]	1.46	0.83	0.73
Net realized and unrealized gain (loss) on investments	(3.09)	7.00	0.37
Net increase (decrease) in net assets resulting from investment operations	(1.63)	7.83	1.10

Distributions from:
Net investment income	(0.93)	(1.18)	(0.59)
Total distributions from net investment income and realized gains	(0.93)	(1.18)	(0.59)
Net asset value, end of period	$24.51	$27.07	$20.42

Total Return
Total investment return based on net asset value[5]	(5.83)%	39.85%	6.05%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,447	$58,192	$32,669
Ratio to average net assets of:
Expenses	0.69%[6]	0.69%	0.69%[6]
Net investment income (loss)	11.68%[6]	3.70%	4.43%[6]
Portfolio turnover rate[7]	27%	16%	11%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
6	Annualized.
7	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund's capital share transactions.
8	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%.

See notes to financial statements.

47

Notes to Financial Statements
October 31, 2013 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of eleven active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; and IQ U.S. Real Estate Small Cap ETF commenced operations on June 13, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Hedge Market Neutral Tracker ETF is to seek results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Market Neutral Index, developed by IndexIQ. The objective of the IQ Hedge Market Neutral Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The investment objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The investment objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

48

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

The investment objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The investment objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The investment objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The investment objective of the IQ U.S. Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ U.S. Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ U.S. Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) of each Fund is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities, investment funds and futures traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Events occurring after the close of trading in non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair

49

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value. Price information on ETFs is taken from the exchange where the security is primarily traded. Under normal conditions, the Funds invest cash collateral from securities lending activities into BNY Mellon Overnight Government Fund (“BNY Mellon Overnight Government”). The BNY Mellon Overnight Government’s investment objective is the maximization of current income to the extent consistent with preservation of capital and the maintenance of liquidity. BNY Mellon Overnight Government has no redemption restrictions, and is valued at NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

50

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2013 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$480,570,507	$—	$—	$480,570,507
Short-Term Investments	73,461,717	—	—	73,461,717
Other Financial Instruments**	9,617	—	—	9,617
Total	$554,041,841	$—	$—	$554,041,841
Liabilities
Other Financial Instruments**	(365,935)	—	—	(365,935)
Total	$(365,935)	$—	$—	$(365,935)
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$35,452,239	$—	$—	$35,452,239
Short-Term Investments	10,972,312	—	—	10,972,312
Total	$46,424,551	$—	$—	$46,424,551
Liabilities
Other Financial Instruments**	(1,176)	—	—	(1,176)
Total	$(1,176)	$—	$—	$(1,176)
IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$17,802,028	$—	$—	$17,802,028
Short-Term Investments	1,497,082	—	—	1,497,082
Total	$19,299,110	$—	$—	$19,299,110
Liabilities
Other Financial Instruments**	(27,226)	—	—	(27,226)
Total	$(27,226)	$—	$—	$(27,226)
IQ Real Return ETF
Assets
Investment Companies*	$50,519,856	$—	$—	$50,519,856
Short-Term Investments	8,066,511	—	—	8,066,511
Total	$58,586,367	$—	$—	$58,586,367
IQ Global Resources ETF
Assets
Common Stocks†	$73,736,862	$358,644	$—	$74,095,506
Short-Term Investments	7,647,746	—	—	7,647,746
Total	$81,384,608	$358,644	$—	$81,743,252
Liabilities
Other Financial Instruments**	(811,020)	—	—	(811,020)
Total	$(811,020)	$—	$—	$(811,020)

51

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

	Level 1	Level 2	Level 3	Total
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$17,962,589	$634	$—	$17,963,223
Short-Term Investments	3,565,996	—	—	3,565,996
Total	21,528,585	634	—	21,529,219
Liabilities
Other Financial Instruments**	(225,239)	—	—	(225,239)
Total	$(225,239)	$—	$—	$(225,239)
IQ Australia Small Cap ETF
Assets
Common Stocks*	$9,980,506	$—	$—	$9,980,506
Short-Term Investments	867,245	—	—	867,245
Total	$10,847,751	$—	$—	$10,847,751
IQ Canada Small Cap ETF
Assets
Common Stocks*	$16,536,895	$3,463	$—	$16,540,358
Short-Term Investments	1,085,692	—	—	1,085,692
Total	$17,622,587	$3,463	$—	$17,626,050
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$36,437,647	$341,512	$—	$36,779,159
Short-Term Investments	2,220,188	—	—	2,220,188
Total	$38,657,835	$341,512	$—	$38,999,347
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$2,080,375	$—	$—	$2,080,375
Short-Term Investments	30,943	—	—	30,943
Total	$2,111,318	$—	$—	$2,111,318
IQ U.S. Real Estate Small Cap ETF
Assets
Common Stocks*	$39,924,272	$—	$—	$39,924,272
Short-Term Investments	2,024,342	—	—	2,024,342
Total	$41,948,614	$—	$—	$41,948,614

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

No transfers between Level 1 or Level 2 fair value measurements occurred during the period ended October 31, 2013.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Net investment income and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in

52

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. If applicable, the Funds will recognize interest expense and penalties in “Miscellaneous” expenses on the Statement of Operations. The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from April 30, 2010 through April 30, 2013 are open for examination.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the

53

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Master Netting Arrangements

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position (ii) improve transparency in the reporting of how companies mitigate credit risk and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following is a summary of the fair value of derivative instruments subject to the Master Netting Agreements and collateral pledged (received) if any , at October 31, 2013.

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Market Neutral Tracker ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets:
Futures	$256,260	$—	$11,110	$78,530	$24,990
Total Assets	256,260	—	11,110	78,530	24,990
Liabilities:
Futures	—	(650)	—	—	—
Total Liabilities	$—	$(650)	$—	$—	$—
Total collateral pledged by Fund/(Received
from counterparty)
Futures	$550,500	$7,000	$61,280	$832,100	$264,700
Swaps	9,509,380	113,760	207,654	—	—
Net Exposure[1]	$10,316,140	$120,110	$280,044	$910,630	$289,690

1	Positive net exposure represents amounts due from counterparty. Negative exposure represents amounts due from the Funds. The counterparty for all derivative instruments is Morgan Stanley & Co. LLC.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To

54

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2013, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$25,782,123	$(25,782,123)[1]	$—	$26,395,899	$(26,395,899)	$—
IQ Hedge Macro Tracker ETF	10,345,650	(10,345,650)[1]	—	10,663,127	(10,663,127)	—
IQ Hedge Market Neutral Tracker ETF	345,247	(345,247)[1]	—	352,840	(352,840)	—
IQ Real Return ETF	7,485,028	(7,485,028)[1]	—	7,663,967	(7,663,967)	—
IQ Global Resources ETF	1,348,132	(1,348,132)[1]	—	1,546,508	(1,546,508)	—
IQ Merger Arbitrage ETF	8,347	(8,347)[1]	—	8,540	(8,540)	—
IQ Australia Small Cap ETF	815,746	(815,746)[1]	—	867,245	(867,245)	—
IQ Canada Small Cap ETF	1,030,664	(1,030,664)[1]	—	1,085,692	(1,085,692)	—
IQ Global Agribusiness Small Cap ETF	1,792,703	(1,792,703)[1]	—	1,917,417	(1,917,417)	—
IQ Global Oil Small Cap ETF	29,201	(29,201)[1]	—	30,943	(30,943)	—
IQ U.S. Real Estate Small Cap ETF	1,496,240	(1,496,240)[1]	—	1,535,441	(1,535,441)	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends.

55

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.76%
IQ U.S. Real Estate Small Cap ETF	0.69%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2013, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of

56

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At October 31, 2013, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$539,323,725	$15,918,010	$(1,209,511)	$14,708,499
IQ Hedge Macro Tracker ETF	46,324,902	900,523	(800,874)	99,649
IQ Hedge Market Neutral Tracker ETF	19,192,585	1,229,918	(1,123,393)	106,525
IQ Real Return ETF	58,105,037	949,967	(468,637)	481,330
IQ Global Resources ETF	84,028,045	4,650,820	(6,935,613)	(2,284,793)
IQ Merger Arbitrage ETF	21,027,716	685,852	(184,349)	501,503
IQ Australia Small Cap ETF	11,425,609	1,483,749	(2,061,607)	(577,858)
IQ Canada Small Cap ETF	21,434,078	2,009,100	(5,817,128)	(3,808,028)
IQ Global Agribusiness Small Cap ETF	39,257,717	4,408,221	(4,666,591)	(258,370)
IQ Global Oil Small Cap ETF	2,275,152	180,857	(344,691)	(163,834)
IQ U.S. Real Estate Small Cap ETF	43,300,026	1,681,422	(3,032,834)	(1,351,412)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2013.

At April 30, 2013, the components of earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income		Other Losses	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$—		$(16,789,198)	$7,119,996	$(9,669,202)
IQ Hedge Macro Tracker ETF	—		(4,264,669)	713,037	(3,551,632)
IQ Hedge Market Neutral Tracker ETF	—		—	66,643	66,643
IQ Real Return ETF	—		(313,637)	408,078	94,441
IQ Global Resources ETF	876,002	*	(21,160,854)	(3,632,554)	(23,917,406)
IQ Merger Arbitrage ETF	237,311		(2,514,626)	447,348	(1,829,967)
IQ Australia Small Cap ETF	359,748		(4,778,307)	(1,848,633)	(6,267,192)
IQ Canada Small Cap ETF	—		(12,090,880)	(6,295,062)	(18,385,942)
IQ Global Agribusiness Small Cap ETF	210,278		(3,859,482)	(1,060,895)	(4,710,099)
IQ Global Oil Small Cap ETF	4,900		(204,725)	(250,095)	(449,920)
IQ U.S. Real Estate Small Cap ETF	—		(388,691)	5,743,059	5,354,368

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

*	Amount includes other temporary difference of $5,647 due to nondeductible expenses.
57

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

At April 30, 2013, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(694,497)	$(4,516,192)	$5,210,689
IQ Hedge Macro Tracker ETF	(436,020)	(1,192,572)	1,628,592
IQ Hedge Market Neutral Tracker ETF	4,871	(96,723)	91,852
IQ Real Return ETF	(245,946)	(113,618)	359,564
IQ Global Resources ETF	229,912	(9,567,144)	9,337,232
IQ Merger Arbitrage ETF	333,974	(548,953)	214,979
IQ Australia Small Cap ETF	32,144	187,854	(219,998)
IQ Canada Small Cap ETF	107,320	2,194,197	(2,301,517)
IQ Global Agribusiness Small Cap ETF	34,589	(815,261)	780,672
IQ Global Oil Small Cap ETF	4,227	(55,921)	51,694
IQ U.S. Real Estate Small Cap ETF	67,259	(4,897,767)	4,830,508

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency reclassifications.

The tax character of distributions paid during the years ended April 30, 2013 and 2012 were as follows:

	2013		2012
Fund	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
IQ Hedge Multi-Strategy Tracker ETF	$3,493,395	$—	$2,465,773	$—
IQ Hedge Macro Tracker ETF	678,020	—	349,947	—
IQ Hedge Market Neutral Tracker ETF	19,014	—	—	—
IQ Real Return ETF	23,359	—	—	70,733
IQ Global Resources ETF	931,541	—	1,183,908	—
IQ Merger Arbitrage ETF	24,415	—	—	—
IQ Australia Small Cap ETF	254,722	—	1,908,146	54,281
IQ Canada Small Cap ETF	739,738	—	400,361	—
IQ Global Agribusiness Small Cap ETF	519,028	—	331,760	—
IQ Global Oil Small Cap ETF	45,351	—	12,378	—
IQ U.S. Real Estate Small Cap ETF	1,240,905	—	328,571	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2013, the Funds incurred and elected to defer to May 1, 2013 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$127,694	$1,521,503	$—
IQ Hedge Macro Tracker ETF	40,081	1,254,319	—
IQ Hedge Market Neutral Tracker ETF	—	—	—
IQ Real Return ETF	48,456	102,850	—
IQ Global Resources ETF	—	2,441,181	1,945,747
IQ Merger Arbitrage ETF	—	102,481	237,097
IQ Australia Small Cap ETF	—	77,503	493,002
IQ Canada Small Cap ETF	70,538	219,356	2,232,521
IQ Global Agribusiness Small Cap ETF	—	87,697	488,534
IQ Global Oil Small Cap ETF	—	6,711	35,838
IQ U.S. Real Estate Small Cap ETF	—	69,304	—

58

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010.

Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2013, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. For the year ended April 30, 2013, there were no capital loss carryforwards utilized or expired. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018	April 30, 2019	Short-Term Post RIC MOD No Expiration	Long-Term Post RIC MOD No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$8,695,030	$—
IQ Hedge Macro Tracker ETF	80,017	531,209	2,244,867	114,175
IQ Hedge Market Neutral Tracker ETF	—	—	—	—
IQ Real Return ETF	—	—	162,331	—
IQ Global Resources ETF	—	—	15,305,140	1,468,786
IQ Merger Arbitrage ETF	—	971,183	937,181	266,684
IQ Australia Small Cap ETF	—	—	2,144,946	2,062,855
IQ Canada Small Cap ETF	—	161,421	7,869,548	1,537,496
IQ Global Agribusiness Small Cap ETF	—	—	2,639,843	643,408
IQ Global Oil Small Cap ETF	—	—	86,032	76,144
IQ U.S. Real Estate Small Cap ETF	—	—	319,387	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2013 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$280,433,868	$250,173,038	$182,021,240	$72,657,945
IQ Hedge Macro Tracker ETF	16,255,131	13,360,109	4,734,072	33,665,723
IQ Hedge Market Neutral Tracker ETF	3,596,270	3,107,327	14,021,042	1,389,864
IQ Real Return ETF	9,543,323	11,056,494	2,192,244	9,881,866
IQ Global Resources ETF	64,551,310	44,322,412	4,266,288	30,230,965
IQ Merger Arbitrage ETF	23,915,843	22,685,220	8,762,355	4,751,975
IQ Australia Small Cap ETF	2,062,324	1,956,061	—	2,745,708
IQ Canada Small Cap ETF	3,489,467	3,437,641	—	—
IQ Global Agribusiness Small Cap ETF	8,007,520	1,875,532	—	7,660,355
IQ Global Oil Small Cap ETF	681,620	453,698	—	218,116
IQ U.S. Real Estate Small Cap ETF	14,086,614	13,166,852	7,934,383	18,679,655

59

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuate making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the year, IQ Hedge Multi-Strategy Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, international currency returns and commodity returns, the IQ Hedge Macro Tracker ETF utilized futures contracts to effect short exposure to U.S. small cap equity returns, international currency returns and commodity returns, and the IQ Hedge Market Neutral Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, to international currency returns and U.S. small cap equity returns. In addition, the IQ Merger Arbitrage ETF and Global Resources ETF both utilized futures contracts to effect short exposure to U.S. and international equity returns.

The open futures contracts at October 31, 2013 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap increases or decreases over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash, or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements. During the period, IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect

60

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

long exposure to convertible bond returns, short exposure to U.S. real estate returns, and short exposure to mid-term volatility. In addition, IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to mid-term volatility returns, while IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to convertible bond returns. In all cases, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At October 31, 2013, the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ Hedge Market Neutral Tracker ETF posted $9,509,380, $113,760 and $207,654, respectively, as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2013, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At October 31, 2013, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized appreciation on futures contracts[1]	$9,617	$—	$—	$9,617

Liability Derivatives

	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Unrealized depreciation on futures contracts[1]	$(365,935)	$—	$(365,935)
IQ Hedge Macro Tracker ETF
Unrealized depreciation on futures contracts[1]	(1,176)	—	(1,176)
IQ Hedge Market Neutral Tracker ETF
Unrealized depreciation on futures contracts[1]	(2,056)	(25,170)	(27,226)
IQ Global Resources ETF
Unrealized depreciation on futures contracts[1]	—	(811,020)	(811,020)
IQ Merger Arbitrage ETF
Unrealized depreciation on futures contracts[1]	—	(225,239)	(225,239)

1	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.
61

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2013, were as follows:

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Futures contracts	$474,505	$(286,705)	$(80,953)	$106,847
Swap transactions	—	—	4,356,012	4,356,012
Total realized gain (loss)	$474,505	$(286,705)	$4,275,059	$4,462,859
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(723,608)	$(723,608)
IQ Hedge Macro Tracker ETF
Realized loss
Futures contracts	$—	$13,750	$—	$13,750
Swap transactions	—	—	(1,976)	(1,976)
Total realized gain (loss)	$—	$13,750	$(1,976)	$11,774
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(1,176)	$(1,176)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Futures contracts	$—	$(8,705)	$(21,470)	$(30,175)
Swap transactions	—	—	58,666	58,666
Total realized gain (loss)	$—	$(8,705)	$37,196	$28,491
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$(2,056)	$(18,307)	$(20,363)
IQ Global Resources ETF
Realized loss
Futures contracts	$—	$—	$(1,273,675)	$(1,273,675)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(161,756)	$(161,756)
IQ Merger Arbitrage ETF
Realized loss
Futures contracts	$—	$—	$(224,029)	$(224,029)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(94,107)	$(94,107)

For the period ended October 31, 2013, the monthly average volume of the derivatives held by the Funds was as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Hedge Multi-Strategy Tracker ETF	(206)	$(18,286,972)
IQ Hedge Macro Tracker ETF	(2)	(120,566)
IQ Hedge Market Neutral Tracker ETF	(16)	(816,703)
IQ Global Resources ETF	(192)	(16,230,966)
IQ Merger Arbitrage ETF	(36)	(3,080,264)

Fund	Notional Amount of Swap Contracts
IQ Hedge Multi-Strategy Tracker ETF	$14,285,742
IQ Hedge Macro Tracker ETF	355,668
IQ Hedge Market Neutral Tracker ETF	876,169

62

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ underlying indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

63

Notes to Financial Statements (continued)
October 31, 2013 (unaudited)

New Fund Risk***

Certain of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF.
***	Applies to IQ Hedge Market Neutral Tracker ETF.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

64

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Robert E. McDonough Professor (2003-present) and Professor of Finance, McDonough School of Business, Georgetown University (2000-present). Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present).	12	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Managing Director, Global Infrastructure Services, Computer Services Corp. (2013 to present); Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011 to 2013);Vice President and GM, Global Network, Hewlett-Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007).	12	None

Interested Trustee[5]
Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006).	12	None

Officers of the Trust
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer Executive Vice President	Since October 2008 Since June 2011	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); President (2013 to present) and Executive Vice President (2006 to present), IndexIQ; Vice President, Groton Partners LLC (2005 to 2006).

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
65

SEMI-ANNUAL REPORT | OCTOBER 31, 2013

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite S-710
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	12/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	12/19/13

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	12/19/13

* Print the name and title of each signing officer under his or her signature.